As filed with the Securities and Exchange Commission on October 20, 2005


                                                      1933 Act File No. 33-59840
                                                      1940 Act File No. 811-7582

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

Pre-Effective Amendment No.:                                                 / /

Post-Effective Amendment No. 17                                              /X/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 18                                                             /X/


                                THE VALIANT FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Barclay Street
                            New York, New York 10286
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (800) 828-2176

                                   COPIES TO:

      Mark Wojcik                            Timothy W. Diggins, Esq.
      The Bank of New York                   Ropes & Gray
      101 Barclay Street                     One International Place
      New York, New York 10286               Boston, Massachusetts 02110

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

/ /   immediately upon filing pursuant to Rule 485(b)
/ /   on    (DATE)   pursuant to Rule 485(b)
        -------------

/X/   60 days after filing pursuant to Rule 485(a)(1)

/ /   on    (DATE)   pursuant to Rule 485(a)(1)
        -------------
/ /   75 days after filing pursuant to Rule 485(a)(2)
/ /   on    (DATE)   pursuant to Rule 485(a)(2)
        -------------

If appropriate, check the following box:

/ /   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                THE VALIANT FUND

                                 CLASS A SHARES




                       PROSPECTUS DATED DECEMBER 29, 2005




                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                        TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                           Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE VALIANT FUND                          CONTENTS

                                          RISK/RETURN SUMMARY AND PORTFOLIO
                                          EXPENSES INCLUDES INVESTMENT
                                          OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS                 3   Overview
IMPORTANT SECTION, WHICH            4-6   U.S. Treasury Money Market Portfolio
SUMMARIZES EACH PORTFOLIO'S         7-9   U.S. Treasury Income Portfolio
INVESTMENTS, STRATEGIES, RISKS,   10-12   General Money Market Portfolio
PAST PERFORMANCE, AND FEES.       13-15   Tax-Exempt Money Market Portfolio
                                     16   Fees and Expenses

                                          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                     19

                                          FUND MANAGEMENT
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              20   The Investment Adviser
DETAILS ON THE PEOPLE AND            20   The Distributor
ORGANIZATIONS WHO OVERSEE            20   The Administrator
THE PORTFOLIOS.

                                          SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              21   Pricing of Portfolios Shares

DETAILS ON HOW SHARES ARE            21   Portfolio Holdings Disclosure

VALUED, HOW TO PURCHASE           22-23   Purchasing and Adding to Your Shares
AND SELL SHARES, RELATED             23   Selling Your Shares
CHARGES AND PAYMENTS OF              24   General Policies on Selling Shares
DIVIDENDS AND DISTRIBUTIONS.         24   Distribution and Service (12b-1) Fees
                                  24-25   Dividends, Distributions and Taxes

                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  26-29   Financial Highlights

                                          NOTICE OF PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------
                                     30

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

OVERVIEW

The Valiant Fund (the "Trust") offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS A SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

The Portfolios:
o THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.
o THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.
o THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities.
o THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

A few general risks:
o An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in money market instruments issued by
                              the U.S. Treasury, certain U.S. Government agencies and in repurchase agreements collateralized by U.S. Government agencies.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.

                        o Investing in compliance with the Securities and Exchange Commission ("SEC") rule requirements for money market funds for the quality, maturity and diversification of investments.


                        The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The Portfolio will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

                        Under normal market conditions, at least 80% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations or U.S. Government agencies.

                        A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI").

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the U.S. Treasury Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

 [The following table was represented as a bar chart in the printed material.]


                                1995       5.83%
                                1996       5.29%
                                1997       5.37%
                                1998       5.27%
                                1999       4.81%
                                2000       6.12%
                                2001       3.96%
                                2002       1.71%
                                2003       1.02%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter:  [1.59%] for the quarter ending [December 31, 2000]
Worst quarter: [0.22%] for the quarter ending [December 31, 2003]

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2004)
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                      PAST YEAR   PAST 5 YEARS      (5/17/94)
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO    ____%         ____%            ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY INCOME PORTFOLIO

INVESTMENT OBJECTIVES

                        The Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing all of its assets in U.S. Government
                              Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 80% of its total assets in U.S.
                              Treasury obligations such as U.S. Treasury bills, notes and bonds.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for quality, maturity and diversification of investments.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

WHO MAY WANT TO INVEST  Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVE

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the U.S. Treasury Income Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                      PERFORMANCE BAR CHART AND TABLE(*,8)
                      Period-by-Period Returns* as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                1995       0.37%
                                1996       0.33%
                                1997       0.53%
                                1998(7)    0.72%
                                1999(6)    0.49%
                                2000(5)    0.32%
                                2001(4)    0.32%
                                2002(3)    ____%
                                2003(2)    ____%
                                2004(1)    ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter: [0.54%] for the quarter ending [January 31, 1998(7)] Worst quarter: ____% for the quarter ending ________________

                                                  TOTAL RETURNS
                                   (for the periods ending December 31, 2004)
                                   --------------------------------------------
                                                                SINCE INCEPTION*
                                   PAST YEAR*   PAST 5 YEARS*      (12/28/93)
-------------------------------------------------------------------------------
U.S. TREASURY INCOME PORTFOLIO        ____%         ____%             ____%
-------------------------------------------------------------------------------


      As of January 24, 2001 the 7-day yield was 4.13%. For current yield information on the Portfolio, call 1-800-828-2176.

(1)   The Portfolio did not operate during the year ended December 31, 2004.
(2)   The Portfolio did not operate during the year ended December 31, 2003.
(3)   The Portfolio did not operate during the year ended December 31, 2002.
(4)   The Portfolio operated from January 1, 2001 to January 24, 2001.
(5)   The Portfolio operated from January 1, 2000 to January 19, 2000.
(6)   The Portfolio operated from January 1, 1999 to January 22, 1999.
(7)   The Portfolio operated from January 1, 1998 to February 11, 1998.

(8) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

* The Portfolio operates on an intermittent basis and has had no activity for the period ended December 31, 2004. Total Return information is as of December 31, 2001. The returns presented in this Bar Chart and Table for the periods indicated would be different if the Portfolio operated on a continuous basis.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

GENERAL MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in U.S. dollar-denominated, short-term
                              obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments. Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the Portfolio may provide an opportunity to implement this investment strategy.

                        The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar- denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the Portfolio's investments.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the General Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                1995       5.95%
                                1996       5.31%
                                1997       5.50%
                                1998       5.43%
                                1999       5.07%
                                2000       6.39%
                                2001       4.26%
                                2002       1.79%
                                2003       1.07%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter: [1.65%] for the quarter ending [September 30, 2000] Worst quarter: [0.24%] for the quarter ending [December 31, 2003]

                                            AVERAGE ANNUAL TOTAL RETURNS
                                     (for the periods ending December 31, 2004)
                                    --------------------------------------------
                                                                 SINCE INCEPTION
                                    PAST YEAR    PAST 5 YEARS       (9/21/93)
--------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO         ____%         ____%             ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

TAX-EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks primarily income exempt from federal
                        income tax.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in municipal money market securities
                              including variable and floating rate instruments.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments.
                        o     Municipal securities subject to restrictions on
                              resale.
                        o     Investing in repurchase agreements, forward
                              commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements.

                        Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.

                        If the Adviser believes in any year that a substantial portion of the Portfolio's assets is attributable to shareholders who are subject to tax in Florida, it may seek to take advantage of an exemption from Florida's intangible tax by causing at least 90% of the Portfolio's assets at December 31 of that year to be invested in securities whose interest is exempt from Florida's intangible tax. If the Adviser pursues this strategy,virtually all of the Portfolio's assets may be invested in securities of Florida issuers for a relatively short portion of the year, and a substantial portion of the Portfolio's assets will likely be invested in such securities for a longer period. The Portfolio's investment returns during these periods may be lower than those that might be achieved if the assets had been invested in a broader range of municipal securities during these periods.

                        As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.

                        The Portfolio will not invest in municipal securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.

                        The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Portfolio's Adviser evaluates investments based on credit analysis and the interest rate outlook.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Fund is a "money market fund" that seeks to maintain
INVESTMENT RISKS        a stable net asset value of $1.00 per share. There is no
                        guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.
                        o CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o INVESTMENT IN FLORIDA MUNICIPAL SECURITIES. The Portfolio may at times invest all or a substantial portion of its assets in securities exempt from Florida's intangible tax in order to take advantage of an exemption from such tax. This strategy would increase the extent to which adverse developments with respect to Florida municipal securities would affect the Portfolio adversely. Such adverse developments may include the possibility that unfavorable political or economic conditions within Florida will affect the credit quality of issuers located in the state and that Florida's municipal market will be affected by adverse tax, legislative or political changes. The Adviser would cause the Portfolio to pursue this strategy only if it believed that the risks associated with the strategy were minimal.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        - INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT BENEFIT FROM TAX EXEMPT INCOME
                        -     PURSUING A LONG-TERM GOAL

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the Tax-Exempt Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                1995       3.70%
                                1996       3.33%
                                1997       3.48%
                                1998       3.27%
                                1999       3.08%
                                2000       3.95%
                                2001       2.64%
                                2002       1.31%
                                2003       0.87%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter:  [1.04%] for the quarter ending [December 31, 2000]
Worst quarter: [0.18%] for the quarter ending [September 30, 2003]

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2004)
                                     -------------------------------------------
                                                                SINCE INCEPTION
                                     PAST YEAR   PAST 5 YEARS      (10/7/93)
--------------------------------------------------------------------------------
Tax-Exempt Money Market Portfolio       ____%        ____%            ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

FEES AND EXPENSES

If you buy and hold Class A shares of the Portfolios, you will pay the following fees and expenses. Total annual Portfolio operating expenses are paid out of Portfolio assets, and are reflected in the Portfolio's yield.

SHAREHOLDER FEES                  U.S. TREASURY   U.S. TREASURY      GENERAL      TAX-EXEMPT
(FEES PAID DIRECTLY FROM YOUR     MONEY MARKET        INCOME      MONEY MARKET   MONEY MARKET
INVESTMENT)                         PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                  -----------------------------------------------------------
                                      CLASS           CLASS           CLASS         CLASS
                                        A               A               A             A
Maximum sales charge (load)
on purchases                           None            None            None          None
ANNUAL PORTFOLIO OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM PORTFOLIO ASSETS)
Management fees                        .20%            .20%            .20%          .20%
---------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) fees(1)                        .35%            .35%            .35%          .35%
---------------------------------------------------------------------------------------------
Other expenses                         .00%            .00%            .00%          .00%
---------------------------------------------------------------------------------------------
Total Annual Portfolio
operating expenses                     .55%            .55%            .55%          .55%
---------------------------------------------------------------------------------------------
Fee Waivers and/or Expense
Reimbursements                         .35%            .35%            .35%          .35%
---------------------------------------------------------------------------------------------
Net Expenses(2)                        .20%            .20%            .20%          .20%
---------------------------------------------------------------------------------------------

(1) The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") for the Class A shares. No payments under the Plan for Class A shares have been authorized or will be made during the current fiscal year.
(2) The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain 12b-1 fees necessary to limit total expenses to 0.20% for Class A shares until December 31, 2005.

EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
      o     $10,000 investment
      o     5% annual return
      o     redemption at the end of each period
      o no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect reinvestment of dividends and distributions

Because this example is hypothetical and for comparison only, your actual costs will be different.


                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     [$20       $141       $272       $656]
U.S. TREASURY INCOME PORTFOLIO           [$20       $141       $272       $656]
GENERAL MONEY MARKET PORTFOLIO           [$20       $141       $272       $656]
TAX EXEMPT MONEY MARKET PORTFOLIO        [$20       $141       $272       $656]
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS


Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the Investment Company Act of 1940, as amended ("1940 Act"). Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.


REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement,which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse purchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for municipal securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Standby commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the3commitments, also present potential risks.

ADDITIONAL INFORMATION

TEMPORARY DEFENSIVE POSITIONS

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash, which will not earn any income. This strategy could prevent a Portfolio from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

THE INVESTMENT ADVISER


Integrity Management & Research, Inc. (the "Adviser "), 221 Pensacola Road, Venice, Florida 34285 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with Reich & Tang Asset Management L.P. (the "Sub-Adviser ") to manage the investments of the Portfolios subject to the requirements of the 1940 Act).


Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has over 20 years of experience in mutual fund industry marketing,sales and operations. Located at 221 Pensacola Road, Venice, Florida 34285, the Adviser was organized in Florida on September 24, 1992.

The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

The Sub-Adviser is a Delaware limited partnership with principal offices located at 600 Fifth Avenue, New York, New York 10020-2302. The Sub-Adviser acts as investment manager and administrator of several other investment companies and also advises pension trusts, profit sharing trusts and endowments. Nvest Companies, L.P. ("Nvest Companies") is the limited partner and owner, through its wholly-owned subsidiary, Nvest Holdings, L.P., of a 99.5% interest in the Sub-Adviser. Reich & Tang Asset Management, Inc. ("RTAM") is the sole general partner and owner of the remaining 0.5% interest of the Sub-Adviser, as well as being an indirect wholly-owned subsidiary of Nvest Companies.

For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                           AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO                               [0.20%]
U.S. TREASURY INCOME PORTFOLIO                                     [0.20%]
GENERAL MONEY MARKET PORTFOLIO                                     [0.20%]
TAX-EXEMPT MONEY MARKET PORTFOLIO                                  [0.20%]
--------------------------------------------------------------------------------


The Sub-Adviser is paid by the Adviser, a fee at an annual rate based on each Portfolio's average daily net assets, as follows: 0.06% of the first $500 million of net assets, 0.05% of the next $500 million of net assets, 0.045% of the next $500 million of net assets, 0.04% of the next $500 million of net assets and 0.03% of net assets over $2 billion. Such fees are subject to a minimum monthly fee of $30,000.

THE DISTRIBUTOR

Integrity Investments, Inc. is the Portfolios' distributor. Its address is 221 Pensacola Road, Venice, Florida 34285.

THE ADMINISTRATOR

The Bank of New York serves as the Portfolios' administrator. The Bank of New York's address is 101 Barclay Street, New York, New York 10286. Management and administrative services of The Bank of New York include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend-dispersing services.


The SAI has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

PRICING OF PORTFOLIO SHARES

The Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio, and at 3:00 p.m. Eastern time for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio, and on days the New York Stock Exchange ("NYSE") and the Boston and the New York Federal Reserve Banks are open. The NYSE is closed most national holidays and Good Friday. The Portfolios value their securities at amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price. All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis in order to determine the NAV of each class.


PORTFOLIO HOLDINGS DISCLOSURE

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (February 28/29) and its fiscal year (August 31) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC on Form N-CSR by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The SAI describes the policies and procedures that relate to the disclosure of the Portfolio's portfolio holdings.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

Some institutions may charge additional fees and may require different minimum investments or impose other limitations on buying and selling shares. The institution is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your institution for specific information.

                                    MINIMUM             MINIMUM
            ACCOUNT TYPE      INITIAL INVESTMENT*      SUBSEQUENT

            Regular                $1,000,000             None

* Institutions may satisfy the minimum investment by aggregating their fiduciary accounts.

Your purchase of shares will be on the same business day if the Trust's Distributor receives your order by:

      12:00 noon, Eastern time, for the
         -   U.S. Treasury Income Portfolio
         -   Tax-Exempt Money Market Portfolio

      3:00 p.m., Eastern time, for the
         -   U.S. Treasury Money Market Portfolio
         -   General Money Market Portfolio

Otherwise, the purchase will be effective on the next business day.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades as early in the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of $10,000,000 by calling 1-800-828-2176. Include your name and shareholder account number.


A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio's shares.


Purchases by exchange are not permitted.

AVOID 31% TAX WITHHOLDING

The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.

SHAREHOLDER INFORMATION

BY WIRE ORDERS

Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information. Your wire must be received by the Trust the same day you place your trade. If your wire is not received in good order by the Trust, your trade may be cancelled.

DIVIDENDS AND DISTRIBUTIONS

All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV calculated after the Trust's Distributor receives your sell order. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR PORTFOLIO INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal. This is also known as redeeming shares or a redemption of shares.

If an account is closed, any accrued dividend will be paid within 10 days of the beginning of the following month.

INSTRUCTIONS FOR SELLING SHARES

You may request redemption of your shares through the Distributor. The Portfolio ordinarily will accept orders to redeem by telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285. Shares also may be redeemed by mail by submitting an order addressed to: Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

WIRE OR TELEPHONE REDEMPTIONS

The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

DISTRIBUTION AND SERVICE (12B-1) FEES


The Portfolios have adopted a plan under Rule 12b-1 of the 1940 Act. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the plan allows is 0.35% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis,over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. No payments under the plan have been authorized or will be made for the Class A shares during the fiscal year 2005.


SHAREHOLDERS STATEMENTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Portfolio receives in the form of dividends or interest is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the first day of each month. Capital gains for all Portfolios are distributed at least annually.

In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal Reserve wire system on that Business Day.

SHAREHOLDER INFORMATION

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes. The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. ALTHOUGH THE TAX-EXEMPT MONEY MARKET FUND MAY AT TIMES SEEK EXEMPTION FROM FLORIDA'S INTANGIBLE TAX, THERE CAN BE NO ASSURANCE THAT SUCH EXEMPTION WILL BE AVAILABLE.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolios' financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (from September 1, 2000 through May 25, 2005) and Cohen McCurdy (from May 26, 2005 through August 31, 2005), each an independent registered public accounting firm, whose reports, along with the Portfolios' financial statements, are included in the Portfolios' Annual Report, which is available upon request. The following information should be read in conjunction with the financial statements and notes thereto.


                U.S. TREASURY MONEY MARKET PORTFOLIO -- CLASS A


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.009        0.012        0.021         0.05
   Net realized gains/(losses) from investment
      transactions                                    _____       0.009*       0.000*       0.000*       (0.00)*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.009        0.012        0.021         0.05
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.009)      (0.012)      (0.021)       (0.05)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____%     (0.009)      (0.012)      (0.021)       (0.05)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.92%        1.22%        2.05%        5.30%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $_____    $    339     $  7,159     $  7,260     $ 10,355
   Ratio of expenses to average net assets,
      before fee waivers and/or expense
      reimbursements                                  _____%       0.55%        0.55%        0.55%        0.55%
   Ratio of expenses to average net assets            _____%       0.20%        0.20%        0.20%        0.20%
   Ratio of net investment income to average
      net assets                                      _____%       0.87%        1.21%        2.12%        5.13%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.
(a) Had the Investment Adviser and Distributor not reimbursed and waived certain expenses, respectively, total returns would have been lower.

FINANCIAL HIGHLIGHTS

                    U.S. TREASURY INCOME PORTFOLIO -- CLASS A


                                                   -------------------------------------------------------------
                                                     2005(A)    2004(B)      2003(C)      2002(D)      2001(E)
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____          --           --           --         0.01
   Net realized gains from investment
      transactions                                    _____          --           --           --           --
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____          --           --           --         0.01
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____          --           --           --        (0.01)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____          --           --           --        (0.01)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (I)                                      _____          --           --           --         0.68%(f)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $_____    $      1     $      1     $      1     $      1
   Ratio of expenses to average net assets,
      before fee waivers and/or expense
      reimbursements                                  _____%       0.55%        0.55%        0.55%        0.55%
   Ratio of expenses to average net assets (g)        _____%         --           --           --         0.20%
   Ratio of net investment income to average
      net assets (g)                                  _____%         --           --           --         5.11%
   Ratio of expenses to average net assets (g)        _____%         --           --           --         0.20%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.

(a)   The Portfolio did not operate during the year ended August 31, 2005.
(b)   The Portfolio did not operate during the year ended August 31, 2004.
(c)   The Portfolio did not operate during the year ended August 31, 2003.
(d)   The Portfolio did not operate during the year ended August 31, 2002.
(e)   The Portfolio operated from December 6, 2000 to January 24, 2001.
(f)   Not annualized.

(g)   Annualized.
(h) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated.
(i) Had the Investment Adviser and Distributor not reimbursed and waived certain expenses, respectively, total returns would have been lower.

FINANCIAL HIGHLIGHTS

                    GENERAL MONEY MARKET PORTFOLIO -- CLASS A


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.010        0.013        0.022         0.05
   Net realized gains/(losses) from investment
      transactions                                    _____       0.000*       0.000*       0.000*        0.00*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.010        0.013        0.022         0.05
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.010)      (0.013)      (0.022)       (0.05)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____      (0.010)      (0.013)      (0.022)       (0.05)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       1.01%        1.29%        2.24%        5.52%
RATIOS/SUPPLEMENTARY DATA:
   Net Asset at end of period (000)                  $_____    $256,923     $364,392     $357.676     $380,513
   Ratio of expenses to average net assets,
      before fee waivers and/or expense
      reimbursements                                  _____%       0.55%        0.55%        0.55%        0.55%
   Ratio of expenses to average net assets            _____%       0.20%        0.20%        0.20%         .20%
   Ratio of net investment income to average
      net assets                                      _____%       0.99%        1.28%        2.22%        5.36%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.
(a) Had the Investment Adviser and Distributor not reimbursed and waived certain expenses, respectively, total returns would have been lower.

FINANCIAL HIGHLIGHTS

                  TAX-EXEMPT MONEY MARKET PORTFOLIO -- CLASS A


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.008        0.014        0.015         0.03
   Net realized gains/(losses) from investment
      transactions                                    _____       0.000*       0.000        0.000*       (0.00)*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.008        0.014        0.015         0.03
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.008)      (0.014)      (0.015)       (0.03)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____      (0.008)      (0.014)      (0.015)       (0.03)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.83%        1.03%        1.49%        3.42%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period 000)                  $_____    $123,388     $142,519     $174,104     $141,464
   Ratio of expenses to average net assets,
      before fee waivers and/or expense
      reimbursements                                  _____%       0.55%        0.55%        0.55%        0.55%
   Ratio of expenses to average net assets            _____%       0.20%        0.20%        0.20%        0.20%
   Ratio of net investment income to average
      net assets                                      _____%       0.83         1.02%        1.47%        3.39%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.
(a) Had the Investment Adviser and Distributor not reimbursed and waived certain expenses, respectively, total returns would have been lower.

NOTICE OF PRIVACY POLICY & PRACTICES

The Valiant Fund recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with The Valiant Fund.

I. COLLECTION OF CUSTOMER INFORMATION

      We collect nonpublic personal information about our customers from the following sources:

            A. Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

            B. Account History, including information about the transactions and balances in a customer's accounts; and

            C. Correspondence, written, telephonic or electronic between a customer and The Valiant Fund or service providers to The Valiant Fund.

II. DISCLOSURE OF CUSTOMER INFORMATION

      We may disclose all of the information described above to certain third parties who are not affiliated with The Valiant Fund to process or service a transaction at your request or as permitted by law - for example, sharing information with companies who maintain or service customer accounts for The Valiant Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

III. SECURITY OF CUSTOMER INFORMATION

      We require service providers to The Valiant Fund:

            A. to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Valiant Fund; and

            B. to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of The Valiant Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of The Valiant Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to The Valiant Fund, but do not invest in shares of any of The Valiant Fund.

FOR MORE INFORMATION

FOR MORE INFORMATION ABOUT THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Distributor. Or contact the Portfolios at:

                      THE VALIANT FUND
                      C/O THE BANK OF NEW YORK
                      101 BARCLAY STREET
                      NEW YORK, NEW YORK 10286
                      TELEPHONE: 1-800-828-2176
                      E-MAIL: VALIANTFUND@MYCOMCAST.COM
                      INTERNET: HTTP://WWW.VALIANTFUND.COM


You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the SEC. You can get text-only copies:


o     For a fee by:
      o     electronic mail request at publicinfo@sec.gov
      o writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009
      o     calling 1-800-SEC-0330.
o     Free from the Edgar database on the Commission's Website at
      http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND

                                 CLASS B SHARES




                       PROSPECTUS DATED DECEMBER 29, 2005




                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                        TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                           Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE VALIANT FUND                          CONTENTS

                                          RISK/RETURN SUMMARY AND PORTFOLIO
                                          EXPENSES INCLUDES INVESTMENT
                                          OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS                 3   Overview
IMPORTANT SECTION, WHICH            4-6   U.S. Treasury Money Market Portfolio
SUMMARIZES EACH PORTFOLIO'S         7-8   U.S. Treasury Income Portfolio
INVESTMENTS, STRATEGIES, RISKS,    9-11   General Money Market Portfolio
PAST PERFORMANCE, AND FEES.       12-15   Tax-Exempt Money Market Portfolio
                                     16   Fees and Expenses

                                          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                     19

                                          FUND MANAGEMENT
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              20   The Investment Adviser
DETAILS ON THE PEOPLE AND            20   The Distributor
ORGANIZATIONS WHO OVERSEE            20   The Administrator
THE PORTFOLIOS.

                                          SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              21   Pricing of Portfolios Shares

DETAILS ON HOW SHARES ARE            21   Portfolio Holdings Disclosure

VALUED, HOW TO PURCHASE           22-23   Purchasing and Adding to Your Shares
AND SELL SHARES, RELATED             23   Selling Your Shares
CHARGES AND PAYMENTS OF              24   General Policies on Selling Shares
DIVIDENDS AND DISTRIBUTIONS.         24   Distribution and Service (12b-1) Fees
                                  24-25   Dividends, Distributions and Taxes

                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  26-28   Financial Highlights

                                          NOTICE OF PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------
                                     29

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

OVERVIEW

The Valiant Fund (the "Trust") offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS B SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

            MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

The Portfolios:
o THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.
o THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.
o THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities.
o THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

A few general risks:
o An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in money market instruments issued by
                              the U.S. Treasury, certain U.S. Government agencies and in repurchase agreements collateralized by U.S. Government agencies.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.

                        o Investing in compliance with the Securities and Exchange Commission ("SEC") rule requirements for money market funds for the quality, maturity and diversification of investments.


                        The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The Portfolio will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.


                        A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI")


                        Under normal market conditions, at least 80% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations or U.S. Government agencies.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the U.S. Treasury Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                1995       5.56%
                                1996       5.02%
                                1997       5.11%
                                1998       5.01%
                                1999       4.55%
                                2000       5.86%
                                2001       3.70%
                                2002       1.46%
                                2003       0.77%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter:  [1.53%] for the quarter ending [December 31, 2000]
Worst quarter: [0.15%] for the quarter ending [December 31, 2003]

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2004)
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                      PAST YEAR   PAST 5 YEARS      (5/17/94)
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     ____%        ____%            ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY INCOME PORTFOLIO

INVESTMENT              The Portfolio seeks to obtain as high a level of current
OBJECTIVES              income as is consistent with the preservation of capital
                        and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing all of its assets in U.S. Government
                              Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 80% of its total assets in U.S.
                              Treasury obligations such as U.S. Treasury bills, notes and bonds.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for quality, maturity and diversification of investments.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio. There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                        No performance information is shown for the Class B shares of U.S. Treasury Income Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

GENERAL MONEY MARKET PORTFOLIO

INVESTMENT              The Portfolio seeks to obtain as high a level of current
OBJECTIVES              income as is consistent with the preservation of capital
                        and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in U.S. dollar-denominated, short-term
                              obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments.

                        Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the Portfolio may provide an opportunity to implement this investment strategy.

                        The Portfolio may invest 25% or more of its total assets in the domestic banking industry. A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the Portfolio's investments.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the General Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                1995       5.69%
                                1996       5.09%
                                1997       5.24%
                                1998       5.17%
                                1999       4.81%
                                2000       6.12%
                                2001       4.00%
                                2002       1.54%
                                2003       0.83%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter:  [1.58%] for the quarter ending [December 31, 2000]
Worst quarter: [0.18%] for the quarter ending [December 31, 2003]

                                            AVERAGE ANNUAL TOTAL RETURNS
                                     (for the periods ending December 31, 2004)
                                    --------------------------------------------
                                                                 SINCE INCEPTION
                                    PAST YEAR    PAST 5 YEARS       (5/17/94)
--------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO         ____%         ____%             ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

TAX-EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks primarily income exempt from federal
                        income tax.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in municipal money market securities
                              including variable and floating rate instruments.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments.
                        o     Municipal securities subject to restrictions on
                              resale.
                        o     Investing in repurchase agreements, forward
                              commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements.

                        Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.

                        If the Adviser believes in any year that a substantial portion of the Portfolio's assets is attributable to shareholders who are subject to tax in Florida, it may seek to take advantage of an exemption from Florida's intangible tax by causing at least 90% of the Portfolio's assets at December 31 of that year to be invested in securities whose interest is exempt from Florida's intangible tax. If the Adviser pursues this strategy, virtually all of the Portfolio's assets may be invested in securities of Florida issuers for a relatively short portion of the year, and a substantial portion of the Portfolio's assets will likely be invested in such securities for a longer period. The Portfolio's investment returns during these periods may be lower than those that might be achieved if the assets had been invested in a broader range of municipal securities during these periods.

                        As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.

                        The Portfolio will not invest in municipal securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Portfolio's Adviser evaluates investments based on credit analysis and the interest rate outlook.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Fund is a "money market fund" that seeks to maintain
INVESTMENT RISKS        a stable net asset value of $1.00 per share. There is no
                        guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.
                        o CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o INVESTMENT IN FLORIDA MUNICIPAL SECURITIES. The Portfolio may at times invest all or a substantial portion of its assets in securities exempt from Florida's intangible tax in order to take advantage of an exemption from such tax. This strategy would increase the extent to which adverse developments with respect to Florida municipal securities would affect the Portfolio adversely. Such adverse developments may include the possibility that unfavorable political or economic conditions within Florida will affect the credit quality of issuers located in the state and that Florida's municipal market will be affected by adverse tax, legislative or political changes. The Adviser would cause the Portfolio to pursue this strategy only if it believed that the risks associated with the strategy were minimal.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        - INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT BENEFIT FROM TAX EXEMPT INCOME
                        -     PURSUING A LONG-TERM GOAL

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the Tax-Exempt Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                         PERFORMANCE BAR CHART AND TABLE
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]

                                2004       ____%

Of course, past performance does not indicate how the Portfolio will perform in the future.

Best quarter:  _____% for the quarter ending ______________
Worst quarter: _____% for the quarter ending ______________

                                            AVERAGE ANNUAL TOTAL RETURNS
                                     (for the periods ending December 31, 2004)
                                    --------------------------------------------
                                                                 SINCE INCEPTION
                                    PAST YEAR    PAST 5 YEARS       (10/7/93)
--------------------------------------------------------------------------------
Tax-Exempt Money Market Portfolio      ____%         ____%             ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

If you buy and hold Class B shares of the Portfolios, you will pay the following fees and expenses. Total annual Portfolio operating expenses are paid out of Portfolio assets, and are reflected in the Portfolio's yield.

FEES AND EXPENSES

SHAREHOLDER FEES                    U.S. TREASURY   U.S. TREASURY     GENERAL       TAX-EXEMPT
(FEES PAID DIRECTLY FROM YOUR       MONEY MARKET       INCOME       MONEY MARKET   MONEY MARKET
INVESTMENT)                           PORTFOLIO     PORTFOLIO(1)     PORTFOLIO     PORTFOLIO(1)
                                    -----------------------------------------------------------
                                        CLASS           CLASS          CLASS           CLASS
                                          B               B              B               B
Maximum sales charge (load)
on purchases                            None            None            None           None
ANNUAL PORTFOLIO OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM PORTFOLIO ASSETS)
Management fees                         .20%            .20%            .20%           .20%
-----------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) fees(2)                         .35%            .35%            .35%           .35%
-----------------------------------------------------------------------------------------------
Other expenses                          .00%            .00%            .00%           .00%
-----------------------------------------------------------------------------------------------
Total Annual Portfolio
operating expenses                      .55%            .55%            .55%           .55%
-----------------------------------------------------------------------------------------------
Fee Waivers and/or Expense
Reimbursements                          .10%            .10%            .10%           .10%
-----------------------------------------------------------------------------------------------
Net Expenses(3)                         .45%            .45%            .45%           .45%

(1) As of the date of this Prospectus, the Class B shares of U.S. Treasury Income Portfolio and Tax-Exempt Money Market Portfolio have not commenced operations. Other expenses have been estimated for the current fiscal year.
(2) The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") for the Class B shares. Payments allowed under the Plan for Class B shares are 0.35% yet are contractually limited to be paid at the rate of 0.25% of the average daily net assets of Class B shares.
(3) The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain 12b-1 fees necessary to limit total expenses to 0.45% for Class B shares until December 31, 2005.

EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
      o     $10,000 investment
      o     5% annual return
      o     redemption at the end of each period
      o no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect o reinvestment of dividends and distributions Because this example is hypothetical and for comparison only, your actual costs will be different.


                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     [$46       $166       $297       $680]
U.S. TREASURY INCOME PORTFOLIO           [$46       $166       $297       $680]
GENERAL MONEY MARKET PORTFOLIO           [$46       $166       $297       $680]
TAX EXEMPT MONEY MARKET PORTFOLIO        [$46       $166       $297       $680]
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS


Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the Investment Company Act of 1940, as amended ("1940 Act"). Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.


REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for municipal securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Standby commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of Portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

ADDITIONAL INFORMATION

TEMPORARY DEFENSIVE POSITIONS

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash, which will not earn any income. This strategy could prevent a Portfolio from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

THE INVESTMENT ADVISER


Integrity Management & Research, Inc. (the "Adviser"), 221 Pensacola Road, Venice, Florida 34285 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with Reich & Tang Asset Management L.P. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the 1940 Act.


Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has over 20 years of experience in mutual fund industry marketing, sales and operations. Located at 221 Pensacola Road, Venice, Florida 34285, the Adviser was organized in Florida on September 24, 1992.

The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs. The Sub-Adviser is a Delaware limited partnership with principal offices located at 600 Fifth Avenue, New York, New York 10020-2302. The Sub-Adviser acts as investment manager and administrator of several other investment companies and also advises pension trusts, profit sharing trusts and endowments. Nvest Companies, L.P. ("Nvest Companies") is the limited partner and owner, through its wholly-owned subsidiary, Nvest Holdings, L.P., of a 99.5% interest in the Sub-Adviser. Reich & Tang Asset Management, Inc. ("RTAM") is the sole general partner and owner of the remaining 0.5% interest of the Sub-Adviser, as well as being an indirect wholly-owned subsidiary of Nvest Companies.

For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                           AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO                               [0.20%]
U.S. TREASURY INCOME PORTFOLIO                                     [0.20%]
GENERAL MONEY MARKET PORTFOLIO                                     [0.20%]
TAX-EXEMPT MONEY MARKET PORTFOLIO                                  [0.20%]
--------------------------------------------------------------------------------


The Sub-Adviser is paid by the Adviser, a fee at an annual rate based on each Portfolio's average daily net assets, as follows: 0.06% of the first $500 million of net assets, 0.05% of the next $500 million of net assets, 0.045% of the next $500 million of net assets, 0.04% of the next $500 million of net assets and 0.03% of net assets over $2 billion. Such fees are subject to a minimum monthly fee of $30,000.

THE DISTRIBUTOR

Integrity Investments, Inc. is the Portfolios' distributor. Its address is 221 Pensacola Road, Venice, Florida 34285.

THE ADMINISTRATOR

The Bank of New York serves as the Portfolios' administrator. The Bank of New York's address is 101 Barclay Street, New York, New York 10286. Management and administrative services of the Bank of New York include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend-dispersing services.


The SAI has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                          Number of Shares Outstanding

PRICING OF PORTFOLIO SHARES

The Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio, and at 3:00 p.m. Eastern time for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio, and on days the New York Stock Exchange ("NYSE") and the Boston and the New York Federal Reserve Banks are open. The NYSE is closed most national holidays and Good Friday. The Portfolios value their securities at amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis in order to determine the NAV of each class.


PORTFOLIO HOLDINGS DISCLOSURE

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (February 28/29) and its fiscal year (August 31) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC on Form N-CSR by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The SAI describes the policies and procedures that relate to the disclosure of the Portfolio's portfolio holdings.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

Some institutions may charge additional fees and may require different minimum investments or impose other limitations on buying and selling shares. The institution is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your institution for specific information.

                                     MINIMUM              MINIMUM
             ACCOUNT TYPE      INITIAL INVESTMENT*      SUBSEQUENT

             Regular               $1,000,000              None

* Institutions may satisfy the minimum investment by aggregating their fiduciary accounts.

Your purchase of shares will be on the same business day if the Trust's Distributor receives your order by:

      12:00 noon, Eastern time, for the
         -   U.S. Treasury Income Portfolio
         -   Tax-Exempt Money Market Portfolio

      3:00 p.m., Eastern time, for the
         -   U.S. Treasury Money Market Portfolio
         -   General Money Market Portfolio

Otherwise, the purchase will be effective on the next business day.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades as early in the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of $10,000,000 by calling 1-800-828-2176. Include your name and shareholder account number.


A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio's shares.


Purchases by exchange are not permitted.

AVOID 31% TAX WITHHOLDING

The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.

SHAREHOLDER INFORMATION

BY WIRE ORDERS

Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information. Your wire must be received by the Trust the same day you place your trade. If your wire is not received in good order by the Trust, your trade may be cancelled.

DIVIDENDS AND DISTRIBUTIONS

All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV calculated after the Trust's Distributor receives your sell order. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR PORTFOLIO INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal. This is also known as redeeming shares or a redemption of shares.

If an account is closed, any accrued dividend will be paid within 10 days of the beginning of the following month.

INSTRUCTIONS FOR SELLING SHARES

You may request redemption of your shares through the Distributor. The Portfolio ordinarily will accept orders to redeem by telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285. Shares also may be redeemed by mail by submitting an order addressed to: Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

WIRE OR TELEPHONE REDEMPTIONS

The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Portfolios have adopted a plan under Rule 12b-1 of the 1940 Act. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the plan allows is 0.35% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis,over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Payments under the plan have been authorized at the rate of 0.25% of the average daily net assets of Class B shares.

SHAREHOLDERS STATEMENTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Portfolio receives in the form of dividends or interest is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the first day of each month. Capital gains for all Portfolios are distributed at least annually. In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal Reserve wire system on that Business Day.

SHAREHOLDER INFORMATION

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.

The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. ALTHOUGH THE TAX-EXEMPT MONEY MARKET FUND MAY AT TIMES SEEK EXEMPTION FROM FLORIDA'S INTANGIBLE TAX, THERE CAN BE NO ASSURANCE THAT SUCH EXEMPTION WILL BE AVAILABLE.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolios' financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (from September 1, 2000 through May 25, 2005) and Cohen McCurdy (from May 26, 2005 through August 31, 2005), each an independent registered public accounting firm, whose reports, along with the Portfolios' financial statements, are included in the Portfolios' Annual Report, which is available upon request. As of the date of this Prospectus, U.S. Treasury Income Portfolio Class B shares and Tax-Exempt Money Market Portfolio Class B shares had not commenced operations, and therefore, had no financial information available to incorporate. The following information should be read in conjunction with the financial statements and notes thereto.


                 U.S. TREASURY MONEY MARKET PORTFOLIO -- CLASS B


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.007        0.010        0.018         0.05
   Net realized gains/(losses) from investment
      transactions                                    _____       0.000**      0.000*       0.000*       (0.00)*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.007        0.010        0.018         0.05
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.007)      (0.010)      (0.018)       (0.05)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____%     (0.007)      (0.010)      (0.018)       (0.05)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.67%        0.96%        1.80%        5.04%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $_____    $ 89,633     $126,617     $146,246     $117,213
   Ratio of expenses to average net assets,
      before fee waivers and/or expense
      reimbursements                                  _____%       0.55%        0.55%        0.55%        0.55%
   Ratio of expenses to average net assets            _____%       0.45%        0.45%        0.45%        0.45%
   Ratio of net investment income to average
      net assets                                      _____%       0.65%        0.95%        1.77%        4.44%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.
(a) Had the Investment Adviser and Distributor not reimbursed and waived certain expenses, respectively, total returns would have been lower.

FINANCIAL HIGHLIGHTS

                   GENERAL MONEY MARKET PORTFOLIO --- CLASS B


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $  1.000
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.008        0.010        0.019        0.050
   Net realized gains/(losses) from investment
      transactions                                    _____       0.000*       0.000*       0.000*       0.000*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.008        0.010        0.019        0.050
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.008)      (0.010)      (0.019)      (0.050)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____      (0.008)      (0.010)      (0.019)      (0.050)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $  1.000
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.76%        1.04%        1.98%        5.25%
RATIOS/SUPPLEMENTARY DATA:
   Net Asset at end of period (000)                  $_____    $  5,064     $ 10,620     $ 15.719     $  9,169
   Ratio of expenses to average net assets,
      before fee waivers and/or expense
      reimbursements                                  _____%       0.55%        0.55%        0.55%        0.55%
   Ratio of expenses to average net assets            _____%       0.45%        0.45%        0.45%        0.45%
   Ratio of net investment income to average
      net assets                                      _____%       0.74%        1.03%        1.91%        4.91%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.
(a) Had the Investment Adviser and Distributor not reimbursed and waived certain expenses, respectively, total returns would have been lower.

FINANCIAL HIGHLIGHTS

                  TAX-EXEMPT MONEY MARKET PORTFOLIO -- CLASS B


                                                  FOR THE YEAR          FOR THE PERIOD
                                                ENDED AUGUST 31,        ENDED AUGUST 31,
                                                      2005                    2004*
                                                ----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____                 $  1.000
----------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____                    0.003
   Net realized gains/(losses) from investment
      transactions                                    _____                    0.000**
----------------------------------------------------------------------------------------
   Total from investment activities                   _____                    0.003
----------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____                   (0.003)
----------------------------------------------------------------------------------------
   Total dividends                                    _____                   (0.003)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____                 $  1.000
----------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%                    0.31%
RATIOS/SUPPLEMENTARY DATA:
   Net assets at end of period 000)                  $_____                 $ 14,200
   Ratio of expenses to average net assets,
      before fee waivers and/or expense
      Reimbursements                                  _____%                    0.56%
   Ratio of expenses to average net assets            _____%                    0.45%
   Ratio of net investment income to average
      net assets                                      _____%                    0.61%
----------------------------------------------------------------------------------------

*     The Class B shares of the Fund commenced operations on February 25, 2004.

**    Less than $0.005 per share.
(a) Had the Investment Adviser and Distributor not reimbursed and waived certain expenses, respectively, total returns would have been lower.

NOTICE OF PRIVACY POLICY & PRACTICES

The Valiant Fund recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with The Valiant Fund.

I. COLLECTION OF CUSTOMER INFORMATION

      We collect nonpublic personal information about our customers from the following sources:

            A. Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

            B. Account History, including information about the transactions and balances in a customer's accounts; and

            C. Correspondence, written, telephonic or electronic between a customer and The Valiant Fund or service providers to The Valiant Fund.

II. DISCLOSURE OF CUSTOMER INFORMATION

      We may disclose all of the information described above to certain third parties who are not affiliated with The Valiant Fund to process or service a transaction at your request or as permitted by law - for example, sharing information with companies who maintain or service customer accounts for The Valiant Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

III. SECURITY OF CUSTOMER INFORMATION

      We require service providers to The Valiant Fund:

            A. to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Valiant Fund; and

            B. to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of The Valiant Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of The Valiant Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to The Valiant Fund, but do not invest in shares of any of The Valiant Fund.

FOR MORE INFORMATION

FOR MORE INFORMATION ABOUT THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus. You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Distributor. Or contact the Portfolios at:

                      THE VALIANT FUND
                      C/O THE BANK OF NEW YORK
                      101 BARCLAY STREET
                      NEW YORK, NY 10286
                      TELEPHONE: 1-800-828-2176
                      E-MAIL: VALIANTFUND@MYCOMCAST.COM
                      INTERNET: HTTP://WWW.VALIANTFUND.COM


You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the SEC. You can get text-only copies:


o     For a fee by:
      o     electronic mail request at publicinfo@sec.gov
      o writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009
      o     calling 1-800-SEC-0330.
o     Free from the Edgar database on the Commission's Website at
      http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND

                                 CLASS C SHARES




                       PROSPECTUS DATED DECEMBER 29, 2005




                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                        TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                           Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE VALIANT FUND                          CONTENTS

                                          RISK/RETURN SUMMARY AND PORTFOLIO
                                          EXPENSES INCLUDES INVESTMENT
                                          OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS                 3   Overview
IMPORTANT SECTION, WHICH            4-5   U.S. Treasury Money Market Portfolio
SUMMARIZES EACH PORTFOLIO'S         6-7   U.S. Treasury Income Portfolio
INVESTMENTS, STRATEGIES, RISKS,     8-9   General Money Market Portfolio
PAST PERFORMANCE, AND FEES.       10-12   Tax-Exempt Money Market Portfolio
                                     13   Fees and Expenses

                                          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                     16

                                          FUND MANAGEMENT
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              17   The Investment Adviser
DETAILS ON THE PEOPLE AND            17   The Distributor
ORGANIZATIONS WHO OVERSEE            17   The Administrator
THE PORTFOLIOS.

                                          SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              18   Pricing of Portfolios Shares

DETAILS ON HOW SHARES ARE            18   Portfolio Holdings Disclosure

VALUED, HOW TO PURCHASE           19-20   Purchasing and Adding to Your Shares
AND SELL SHARES, RELATED             20   Selling Your Shares
CHARGES AND PAYMENTS OF              21   General Policies on Selling Shares
DIVIDENDS AND DISTRIBUTIONS.         21   Distribution and Service (12b-1) Fees
                                  21-22   Dividends, Distributions and Taxes

                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                     22   Financial Highlights

                                          NOTICE OF PRIVACY POLICY AND PRACTICES
--------------------------------------------------------------------------------
                                     23

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

OVERVIEW

The Valiant Fund (the "Trust") offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS C SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

The Portfolios:
o THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.
o THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.
o THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities.
o THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

A few general risks:
o An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in money market instruments issued by
                              the U.S. Treasury, certain U.S. Government agencies and in repurchase agreements collateralized by U.S. Government agencies.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.

                        o Investing in compliance with the Securities and Exchange Commission ("SEC") rule requirements for money market funds for the quality, maturity and diversification of investments.


                        The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The Portfolio will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

                        Under normal market conditions, at least 80% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations or U.S. Government agencies.

                        A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI").

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                        No performance information is shown for the Class C shares of U.S. Treasury Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY INCOME PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing all of its assets in U.S. Government
                              Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 80% of its total assets in U.S.
                              Treasury obligations such as U.S. Treasury bills, notes and bonds.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for quality, maturity and diversification of investments.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates I will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                        No performance information is shown for the Class C shares of U.S. Treasury Income Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

GENERAL MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in U.S. dollar-denominated, short-term
                              obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less. o Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.

                        Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the Portfolio may provide an opportunity to implement this investment strategy.

                        The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio. There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the portfolio's investments.

                        No performance information is shown for the Class C shares of General Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

TAX-EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks primarily income exempt from federal
                        income tax.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in municipal money market securities
                              including variable and floating rate instruments.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments.
                        o     Municipal securities subject to restrictions on
                              resale.
                        o     Investing in repurchase agreements, forward
                              commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements. Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.

                        If the Adviser believes in any year that a substantial portion of the Portfolio's assets is attributable to shareholders who are subject to tax in Florida, it may seek to take advantage of an exemption from Florida's intangible tax by causing at least 90% of the Portfolio's assets at December 31 of that year to be invested in securities whose interest is exempt from Florida's intangible tax. If the Adviser pursues this strategy,virtually all of the Portfolio's assets may be invested in securities of Florida issuers for a relatively short portion of the year, and a substantial portion of the Portfolio's assets will likely be invested in such securities for a longer period. The Portfolio's investment returns during these periods may be lower than those that might be achieved if the assets had been invested in a broader range of municipal securities during these periods.

                        As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.

                        The Portfolio will not invest in municipal securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.

                        The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Portfolio's Adviser evaluates investments based on credit analysis and the interest rate outlook.

                        A full discussion of additional permissible investments is included in the SAI.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

PRINCIPAL               The Fund is a "money market fund" that seeks to maintain
INVESTMENT RISKS        a stable net asset value of $1.00 per share. There is no
                        guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.
                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.
                        o CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o INVESTMENT IN FLORIDA MUNICIPAL SECURITIES. The Portfolio may at times invest all or a substantial portion of its assets in securities exempt from Florida's intangible tax in order to take advantage of an exemption from such tax. This strategy would increase the extent to which adverse developments with respect to Florida municipal securities would affect the Portfolio adversely. Such adverse developments may include the possibility that unfavorable political or economic conditions within Florida will affect the credit quality of issuers located in the state and that Florida's municipal market will be affected by adverse tax, legislative or political changes. The Adviser would cause the Portfolio to pursue this strategy only if it believed that the risks associated with the strategy were minimal.

                        No performance information is shown for the Class C shares of Tax-Exempt Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        - INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT BENEFIT FROM TAX EXEMPT INCOME
                        -     PURSUING A LONG-TERM GOAL

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

FEES AND EXPENSES

If you buy and hold Class C shares of the Portfolios, you will pay the following fees and expenses. Total Annual Portfolio operating expenses are paid out of Portfolio assets, and are reflected in the Portfolio's yield.

SHAREHOLDER FEES                  U.S. TREASURY   U.S. TREASURY      GENERAL      TAX-EXEMPT
(FEES PAID DIRECTLY FROM YOUR      MONEY MARKET       INCOME      MONEY MARKET   MONEY MARKET
INVESTMENT)                        PORTFOLIO(1)    PORTFOLIO(1)   PORTFOLIO(1)   PORTFOLIO(1)
                                  -----------------------------------------------------------
                                      CLASS           CLASS           CLASS         CLASS
                                        C               C               C             C
Maximum sales charge (load)
on purchases                           None            None            None          None
ANNUAL PORTFOLIO OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM PORTFOLIO ASSETS)
Management fees                        .20%            .20%            .20%          .20%
---------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) fees(2)                        .65%            .65%            .65%          .65%
---------------------------------------------------------------------------------------------
Other expenses                         .00%            .00%            .00%          .00%
---------------------------------------------------------------------------------------------
Total Annual Portfolio
operating expenses                     .85%            .85%            .85%          .85%
---------------------------------------------------------------------------------------------
Fee Waivers and/or Expenses
Reimbursements                         .00%            .00%            .00%          .00%
---------------------------------------------------------------------------------------------
Net Expenses(3)                        .85%            .85%            .85%          .85%
---------------------------------------------------------------------------------------------

(1) As of the date of this Prospectus, the Class C shares of each of the Portfolios have not commenced operations. Other expenses have been estimated for the current fiscal year.
(2) The Trust has adopted a Distribution and Shareholder Servicing Plan (the "Plan") for the Class C shares. Payments allowed under the Plan for Class C shares are 0.65%.
(3) The Portfolios' Adviser and Distributor have contractually agreed to reimburse expenses and waive certain 12b-1 fees necessary to limit total expenses to 0.85% for Class C shares until December 31, 2005.

EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
      o     $10,000 investment
      o     5% annual return
      o     redemption at the end of each period
      o no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect o reinvestment of dividends and distributions

Because this example is hypothetical and for comparison only, your actual costs will be different.


                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     [$87       $271       $471      $1,049]
U.S. TREASURY INCOME PORTFOLIO           [$87       $271       $471      $1,049]
GENERAL MONEY MARKET PORTFOLIO           [$87       $271       $471      $1,049]
TAX EXEMPT MONEY MARKET PORTFOLIO        [$87       $271       $471      $1,049]
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS


Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the Investment Company Act of 1940, as amended ("1940 Act"). Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in Municipal securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.


REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for municipal securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Standby commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of Portfolio securities, but only when the issuers of the commitments present minimal risk of default.

Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

ADDITIONAL INFORMATION

TEMPORARY DEFENSIVE POSITIONS

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash, which will not earn any income. This strategy could prevent a Portfolio from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

THE INVESTMENT ADVISER


Integrity Management & Research, Inc. (the "Adviser"), 221 Pensacola Road, Venice, Florida 34285 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with Reich & Tang Asset Management L.P. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the 1940 Act.


Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has over 20 years of experience in mutual fund industry marketing, sales and operations. Located at 221 Pensacola Road, Venice, Florida 34285, the Adviser was organized in Florida on September 24, 1992.

The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

The Sub-Adviser is a Delaware limited partnership with principal offices located at 600 Fifth Avenue, New York, New York 10020-2302. The Sub-Adviser acts as investment manager and administrator of several other investment companies and also advises pension trusts, profit sharing trusts and endowments. Nvest Companies, L.P. ('Nvest Companies') is the limited partner and owner, through its wholly-owned subsidiary, Nvest Holdings, L.P., of a 99.5% interest in the Sub-Adviser. Reich & Tang Asset Management, Inc. ('RTAM') is the sole general partner and owner of the remaining 0.5% interest of the Sub-Adviser, as well as being an indirect wholly-owned subsidiary of Nvest Companies.

For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                           AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO                               [0.20%]
U.S. TREASURY INCOME PORTFOLIO                                     [0.20%]
GENERAL MONEY MARKET PORTFOLIO                                     [0.20%]
TAX-EXEMPT MONEY MARKET PORTFOLIO                                  [0.20%]
--------------------------------------------------------------------------------


The Sub-Adviser is paid by the Adviser, a fee at an annual rate based on each Portfolio's average daily net assets, as follows: 0.06% of the first $500 million of net assets, 0.05% of next $500 million of net assets, 0.045% of the next $500 million of net assets, 0.04% of the next $500 million of net assets and 0.03% of net assets over $2 billion. Such fees are subject to a minimum monthly fee of $30,000.

THE DISTRIBUTOR

Integrity Investments, Inc. is the Portfolios' distributor. Its address is 221 Pensacola Road, Venice, Florida 34285.

THE ADMINISTRATOR

The Bank of New York serves as the Portfolios' administrator. The Bank of New York's address is 101 Barclay Street, New York, New York 10286. Management and administrative services of The Bank of New York include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend-dispersing services.


The SAI has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

PRICING OF PORTFOLIO SHARES

The Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio, and at 3:00 p.m. Eastern time for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio, and on days the New York Stock Exchange ("NYSE") and the Boston and the New York Federal Reserve Banks are open. The NYSE is closed most national holidays and Good Friday. The Portfolios value their securities at amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis in order to determine the NAV of each class.


PORTFOLIO HOLDINGS DISCLOSURE

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (February 28/29) and its fiscal year (August 31) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC on Form N-CSR by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The SAI describes the policies and procedures that relate to the disclosure of the Portfolio's portfolio holdings.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

Some institutions may charge additional fees and may require different minimum investments or impose other limitations on buying and selling shares. The institution is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your institution for specific information.

                                    MINIMUM             MINIMUM
            ACCOUNT TYPE      INITIAL INVESTMENT*      SUBSEQUENT
            Regular               $1,000,000              None

* Institutions may satisfy the minimum investment by aggregating their fiduciary accounts.

Your purchase of shares will be on the same business day if the Trust's Distributor receives your order by:

      12:00 noon, Eastern time, for the
         -   U.S. Treasury Income Portfolio
         -   Tax-Exempt Money Market Portfolio

      3:00 p.m., Eastern time, for the
         -   U.S. Treasury Money Market Portfolio
         -   General Money Market Portfolio

Otherwise, the purchase will be effective on the next business day.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades as early in the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of $10,000,000 by calling 1-800-828-2176. Include your name and shareholder account number.


A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio's shares.


Purchases by exchange are not permitted.

AVOID 31% TAX WITHHOLDING

The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.

SHAREHOLDER INFORMATION

BY WIRE ORDERS

Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information. Your wire must be received by the Trust the same day you place your trade. If your wire is not received in good order by the Trust, your trade may be cancelled.

DIVIDENDS AND DISTRIBUTIONS

All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV calculated after the Trust's Distributor receives your sell order. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR PORTFOLIO INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal. This is also known as redeeming shares or a redemption of shares.

If an account is closed, any accrued dividend will be paid within 10 days of the beginning of the following month.

INSTRUCTIONS FOR SELLING SHARES

You may request redemption of your shares through the Distributor. The Portfolio ordinarily will accept orders to redeem by telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285.

Shares also may be redeemed by mail by submitting an order addressed to:
Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

WIRE OR TELEPHONE REDEMPTIONS

The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Portfolios have adopted a plan under Rule 12b-1 of the 1940 Act. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the plan allows is 0.65% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

SHAREHOLDERS STATEMENTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Portfolio receives in the form of dividends or interest is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the first day of each month. Capital gains for all Portfolios are distributed at least annually.

In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal Reserve wire system on that Business Day.

SHAREHOLDER INFORMATION

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.

The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. ALTHOUGH THE TAX-EXEMPT MONEY MARKET FUND MAY AT TIMES SEEK EXEMPTION FROM FLORIDA'S INTANGIBLE TAX, THERE CAN BE NO ASSURANCE THAT SUCH EXEMPTION WILL BE AVAILABLE.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS

As of the date of this Prospectus, the Class C shares of each of the Portfolios have not commenced operations, and therefore, had no financial information available to incorporate.

NOTICE OF PRIVACY POLICY & PRACTICES

The Valiant Fund recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with The Valiant Fund.

I. COLLECTION OF CUSTOMER INFORMATION

      We collect nonpublic personal information about our customers from the following sources:

            A. Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

            B. Account History, including information about the transactions and balances in a customer's accounts; and

            C. Correspondence, written, telephonic or electronic between a customer and The Valiant Fund or service providers to The Valiant Fund.

II. DISCLOSURE OF CUSTOMER INFORMATION

      We may disclose all of the information described above to certain third parties who are not affiliated with The Valiant Fund to process or service a transaction at your request or as permitted by law - for example, sharing information with companies who maintain or service customer accounts for The Valiant Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

III. SECURITY OF CUSTOMER INFORMATION

      We require service providers to The Valiant Fund:

            A. to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Valiant Fund; and

            B. to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of The Valiant Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of The Valiant Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to The Valiant Fund, but do not invest in shares of any of The Valiant Fund.

FOR MORE INFORMATION

FOR MORE INFORMATION ABOUT THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus. You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Distributor. Or contact the Portfolios at:

                      THE VALIANT FUND
                      C/O THE BANK OF NEW YORK
                      101 BARCLAY STREET
                      NEW YORK, NEW YORK 10286
                      TELEPHONE: 1-800-828-2176
                      E-MAIL: VALIANTFUND@MYCOMCAST.COM
                      INTERNET: HTTP://WWW.VALIANTFUND.COM


You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the SEC. You can get text-only copies:


o     For a fee by:
      o     electronic mail request at publicinfo@sec.gov
      o writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009
      o     calling 1-800-SEC-0330.
o     Free from the Edgar database on the Commission's Website at
      http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND

                                 CLASS D SHARES




                       PROSPECTUS DATED DECEMBER 29, 2005




                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                        TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                             Call 1-800-828-2176 or
                         your investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE VALIANT FUND                          CONTENTS

                                          RISK/RETURN SUMMARY AND PORTFOLIO
                                          EXPENSES INCLUDES INVESTMENT
                                          OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS                 3   Overview
IMPORTANT SECTION, WHICH            4-6   U.S. Treasury Money Market Portfolio
SUMMARIZES EACH PORTFOLIO'S         7-8   U.S. Treasury Income Portfolio
INVESTMENTS, STRATEGIES, RISKS,    9-11   General Money Market Portfolio
PAST PERFORMANCE, AND FEES.       12-14   Tax-Exempt Money Market Portfolio
                                     15   Fees and Expenses

                                          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                     18

                                          FUND MANAGEMENT
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              19   The Investment Adviser
DETAILS ON THE PEOPLE AND            19   The Distributor
ORGANIZATIONS WHO OVERSEE            19   The Administrator
THE PORTFOLIOS.

                                          SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              20   Pricing of Portfolios Shares

DETAILS ON HOW SHARES ARE            20   Portfolio Holdings Disclosure

VALUED, HOW TO PURCHASE           21-22   Purchasing and Adding to Your Shares
AND SELL SHARES, RELATED             22   Selling Your Shares
CHARGES AND PAYMENTS OF              23   General Policies on Selling Shares
DIVIDENDS AND DISTRIBUTIONS.         23   Distribution and Service (12b-1) Fees
                                  23-24   Dividends, Distributions and Taxes

                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  25-27   Financial Highlights

                                          NOTICE OF PRIVACY POLICY & PRACTICES
--------------------------------------------------------------------------------
                                     28

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

OVERVIEW

The Valiant Fund (the "Trust") offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS D SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

The Portfolios:
o THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.
o THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.
o THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities.
o THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

A few general risks:
o An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in money market instruments issued by
                              the U.S. Treasury, certain U.S. Government agencies and in repurchase agreements collateralized by U.S. Government agencies.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.

                        o Investing in compliance with the Securities and Exchange Commission ("SEC") rule requirements for money market funds for the quality, maturity and diversification of investments.


                        The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The Portfolio will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

                        Under normal market conditions, at least 80% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations or U.S. Government agencies.

                        A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI").

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the U.S. Treasury Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                1997       4.85%
                                1998       4.75%
                                1999       4.29%
                                2000       5.59%
                                2001       3.44%
                                2002       1.20%
                                2003       0.52%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter:  [1.47%] for the quarter ending [December 31, 2000]
Worst quarter: [0.09%] for the quarter ending [December 31, 2003]

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2004)
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                      PAST YEAR   PAST 5 YEARS       (5/1/96)
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     ____%        ____%            ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY INCOME PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing all of its assets in U.S. Government
                              Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 80% of its total assets in U.S.
                              Treasury obligations such as U.S. Treasury bills, notes and bonds.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for quality, maturity and diversification of investments.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                        No performance information is shown for the Class D shares of U.S. Treasury Income Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

GENERAL MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in U.S. dollar-denominated, short-term
                              obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments.

                        Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the Portfolio may provide an opportunity to implement this investment strategy.

                        The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stables net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the Portfolio's investments.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     seeking preservation of capital
                        -     have a low risk tolerance
                        - willing to accept lower potential returns in exchange for a high degree of safety
                        -     investing short-term reserves

                        This Portfolio will not be appropriate for someone:
                        -     seeking high total returns
                        - pursuing a long-term goal or investing for retirement

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the General Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                2000       5.86%
                                2001       3.74%
                                2002       1.29%
                                2003       0.58%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.

Best quarter:  [1.52%] for the quarter ending [December 31, 2000]
Worst quarter: [0.12%] for the quarter ending [December 31, 2003]


                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2004)
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                      PAST YEAR   PAST 5 YEARS       9/27/99
--------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO           ____%        ____%            ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

TAX-EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks primarily income exempt from federal
                        income tax.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in municipal money market securities
                              including variable and floating rate instruments.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments.
                        o     Municipal securities subject to restrictions on
                              resale.
                        o     Investing in repurchase agreements, forward
                              commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements.

                        Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.

                        If the Adviser believes in any year that a substantial portion of the Portfolio's assets is attributable to shareholders who are subject to tax in Florida, it may seek to take advantage of an exemption from Florida's intangible tax by causing at least 90% of the Portfolio's assets at December 31 of that year to be invested in securities whose interest is exempt from Florida's intangible tax. If the Adviser pursues this strategy, virtually all of the Portfolio's assets may be invested in securities of Florida issuers for a relatively short portion of the year, and a substantial portion of the Portfolio's assets will likely be invested in such securities for a longer period. The Portfolio's investment returns during these periods maybe lower than those that might be achieved if the assets had been invested in a broader range of municipal securities during these periods.

                        As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.

                        The Portfolio will not invest in municipal securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.

                        The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Portfolio's Adviser evaluates investments based on credit analysis and the interest rate outlook.

                        A full discussion of additional permissible investments is included in the SAI.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

PRINCIPAL               The Fund is a "money market fund" that seeks to maintain
INVESTMENT RISKS        a stable net asset value of $1.00 per share. There is no
                        guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.
                        o CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o INVESTMENT IN FLORIDA MUNICIPAL SECURITIES. The Portfolio may at times invest all or a substantial portion of its assets in securities exempt from Florida's intangible tax in order to take advantage of an exemption from such tax. This strategy would increase the extent to which adverse developments with respect to Florida municipal securities would affect the Portfolio adversely. Such adverse developments may include the possibility that unfavorable political or economic conditions within Florida will affect the credit quality of issuers located in the state and that Florida's municipal market will be affected by adverse tax, legislative or political changes. The Adviser would cause the Portfolio to pursue this strategy only if it believed that the risks associated with the strategy were minimal.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        - INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT BENEFIT FROM TAX EXEMPT INCOME
                        -     PURSUING A LONG-TERM GOAL

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the Tax-Exempt Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                2001       2.13%
                                2002       0.80%
                                2003       0.15%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.

Best quarter:  0.92% for the quarter ending December 31, 2000
Worst quarter: 0.19% for the quarter ending September 30, 2002

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2002)
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                          PAST YEAR                  6/19/00
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET PORTFOLIO           0.80%                     1.91%
--------------------------------------------------------------------------------

      As of April 30, 2003 the 7-day yield was 0.62%*. For current yield information on the Portfolio, call 1-800-828-2176.
(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.
* As of April 30, 2003, the Tax-Exempt Money Market Class D Shares were closed.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                                FEES AND EXPENSES

If you buy and hold Class D shares of the Portfolios, you will pay the following fees and expenses. Total annual Portfolio operating expenses are paid out of Portfolio assets, and are reflected in the Portfolio's yield.

SHAREHOLDER FEES                  U.S. TREASURY   U.S. TREASURY      GENERAL      TAX-EXEMPT
(FEES PAID DIRECTLY FROM YOUR     MONEY MARKET        INCOME      MONEY MARKET   MONEY MARKET
INVESTMENT)                         PORTFOLIO      PORTFOLIO(1)     PORTFOLIO     PORTFOLIO
                                  -----------------------------------------------------------
                                      CLASS           CLASS           CLASS         CLASS
                                        D               D               D             D
Maximum sales charge (load)
on purchases                           None            None            None          None
ANNUAL PORTFOLIO OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM PORTFOLIO ASSETS)
Management fees                        .20%            .20%            .20%          .20%
---------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) fees                           .50%            .50%            .50%          .50%
Other expenses                         .00%            .00%            .00%          .00%
---------------------------------------------------------------------------------------------
Total Annual Portfolio
operating expenses                     .70%            .70%            .70%          .70%
---------------------------------------------------------------------------------------------
Fee Waivers and/or Expense
Reimbursements                         .00%            .00%            .00%          .00%
---------------------------------------------------------------------------------------------
Net Expenses(2)                        .70%            .70%            .70%          .70%
---------------------------------------------------------------------------------------------

(1) As of the date of this Prospectus, the Class D shares of U.S. Treasury Income Portfolio have not commenced operations. Other expenses have been estimated for the current fiscal year.
(2) The Portfolios' Adviser has contractually agreed to reimburse expenses necessary to limit total expenses to 0.70% for Class D shares until December 31, 2005.

EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
      o     $10,000 investment
      o     5% annual return
      o     redemption at the end of each period
      o no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect o reinvestment of dividends and distributions

Because this example is hypothetical and for comparison only, your actual costs will be different.


                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     [$72       $224       $390       $871]
U.S. TREASURY INCOME PORTFOLIO           [$72       $224       $390       $871]
GENERAL MONEY MARKET PORTFOLIO           [$72       $224       $390       $871]
TAX EXEMPT MONEY MARKET PORTFOLIO        [$72       $224       $390       $871]
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS


Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the Investment Company Act of 1940, as amended ("1940 Act"). Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in municipal securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.


REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for municipal securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Standby commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

ADDITIONAL INFORMATION

TEMPORARY DEFENSIVE POSITIONS

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash, which will not earn any income. This strategy could prevent a Portfolio from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

THE INVESTMENT ADVISER


Integrity Management & Research, Inc. (the "Adviser"), 221 Pensacola Road, Venice, Florida 34285 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with Reich & Tang Asset Management L.P. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the 1940 Act.


Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has 20 years of experience in mutual fund industry marketing, sales and operations. Located at 221 Pensacola Road, Venice, Florida 34285, the Adviser was organized in Florida on September 24, 1992.

The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

The Sub-Adviser is a Delaware limited partnership with principal offices located at 600 Fifth Avenue, New York, New York 10020-2302. The Sub-Adviser acts as investment manager and administrator of several other investment companies and also advises pension trusts, profit sharing trusts and endowments. Nvest Companies, L.P. ("Nvest Companies") is the limited partner and owner, through its wholly-owned subsidiary, Nvest Holdings, L.P., of a 99.5% interest in the Sub-Adviser. Reich & Tang Asset Management, Inc. ("RTAM") is the sole general partner and owner of the remaining 0.5% interest of the Sub-Adviser, as well as being an indirect wholly-owned subsidiary of Nvest Companies.

For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                               PERCENTAGE OF
                                                             AVERAGE NET ASSETS
                                                           AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO                               [0.20%]
U.S. TREASURY INCOME PORTFOLIO                                     [0.20%]
GENERAL MONEY MARKET PORTFOLIO                                     [0.20%]
TAX-EXEMPT MONEY MARKET PORTFOLIO                                  [0.20%]
--------------------------------------------------------------------------------


The Sub-Adviser is paid by the Adviser, a fee at an annual rate based on each Portfolio's average daily net assets, as follows: 0.06% of the first $500 million of net assets, 0.05% of the next $500 million of net assets, 0.045% of the next $500 million of net assets, 0.04% of the next $500 million of net assets and 0.03% of net assets over $2 billion. Such fees are subject to a minimum monthly fee of $30,000.

THE DISTRIBUTOR

Integrity Investments, Inc. is the Portfolios' distributor. Its address is 221 Pensacola Road, Venice, Florida 34285.

THE ADMINISTRATOR


The Bank of New York serves as the Portfolios' administrator. The Bank of New York's address is 101 Barclay Street, New York, New York 10286. Management and administrative services of The Bank of New York include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend-dispersing services. The SAI has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

PRICING OF PORTFOLIO SHARES

The Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio, and at 3:00 p.m. Eastern time for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio, and on days the New York Stock Exchange ("NYSE") and the Boston and the New York Federal Reserve Banks are open. The NYSE is closed most national holidays and Good Friday. The Portfolios value their securities at amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis in order to determine the NAV of each class.


PORTFOLIO HOLDINGS DISCLOSURE

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (February 28/29) and its fiscal year (August 31) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC on Form N-CSR by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The SAI describes the policies and procedures that relate to the disclosure of the Portfolio's portfolio holdings.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

Some institutions may charge additional fees and may require different minimum investments or impose other limitations on buying and selling shares. The institution is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your institution for specific information.

                                    MINIMUM             MINIMUM
            ACCOUNT TYPE      INITIAL INVESTMENT*      SUBSEQUENT

            Regular               $1,000,000              None

* Institutions may satisfy the minimum investment by aggregating their fiduciary accounts.

Your purchase of shares will be on the same business day if the Trust's Distributor receives your order by:

      12:00 noon, Eastern time, for the
         -   U.S. Treasury Income Portfolio
         -   Tax-Exempt Money Market Portfolio

      3:00 p.m., Eastern time, for the
         -   U.S. Treasury Money Market Portfolio
         -   General Money Market Portfolio

Otherwise, the purchase will be effective on the next business day. To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades as early in the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of $10,000,000 by calling 1-800-828-2176. Include your name and shareholder account number.


A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio's shares.


Purchases by exchange are not permitted.

AVOID 31% TAX WITHHOLDING

The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.

SHAREHOLDER INFORMATION

BY WIRE ORDERS

Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information. Your wire must be received by the Trust the same day you place your trade. If your wire is not received in good order by the Trust, your trade may be cancelled.

DIVIDENDS AND DISTRIBUTIONS

All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV calculated after the Trust's Distributor receives your sell order. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR PORTFOLIO INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal. This is also known as redeeming shares or a redemption of shares.

If an account is closed, any accrued dividend will be paid within 10 days of the beginning of the following month.

INSTRUCTIONS FOR SELLING SHARES

You may request redemption of your shares through the Distributor. The Portfolio ordinarily will accept orders to redeem by telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285.

Shares also may be redeemed by mail by submitting an order addressed to:
Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

WIRE OR TELEPHONE REDEMPTIONS

The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Portfolios have adopted a plan under Rule 12b-1 of the 1940 Act. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the plan allows is 0.50% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

SHAREHOLDERS STATEMENTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Portfolio receives in the form of dividends or interest is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the first day of each month. Capital gains for all Portfolios are distributed at least annually.

In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal Reserve wire system on that Business Day.

SHAREHOLDER INFORMATION

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes.

The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. ALTHOUGH THE TAX-EXEMPT MONEY MARKET FUND MAY AT TIMES SEEK EXEMPTION FROM FLORIDA'S INTANGIBLE TAX, THERE CAN BE NO ASSURANCE THAT SUCH EXEMPTION WILL BE AVAILABLE.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolios' financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (from September 1, 2000 through May 25, 2005) and Cohen McCurdy (from May 26, 2005 through August 31, 2005), each an independent registered public accounting firm, whose reports, along with the Portfolios' financial statements, are included in the Portfolios' Annual Report, which is available upon request. As of the date of this Prospectus, the U.S. Treasury Income Portfolio Class D shares had not commenced operations and, therefore, had no financial information available to incorporate. The following information should be read in conjunction with the financial statements and notes thereto.


                 U.S. TREASURY MONEY MARKET PORTFOLIO -- CLASS D


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.004        0.008        0.015         0.05
   Net realized gains/(losses) from investment
      transactions                                    _____       0.000*       0.000*       0.000*       (0.00)*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.004        0.008        0.015         0.05
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.004)      (0.008)      (0.015)       (0.05)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____      (0.004)      (0.008)      (0.015)       (0.05)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.42%        0.71%        1.54%        4.77%
RATIOS /SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $_____    $197,640     $286,191     $325,986     $339,659
   Ratio of expenses to average net assets            _____%       0.70%        0.70%        0.70%        0.70%
   Ratio of net investment income to average
      net assets                                      _____%       0.41%        0.71%        1.54%        4.55%
   Ratio of expenses to average net assets (b)        _____%       0.70%        0.70%        0.70%        0.70%


*     Less than $0.005 per share.
(a) Had the Investment Adviser not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated. Amounts reimbursed were less than 0.005%.

FINANCIAL HIGHLIGHTS

                    GENERAL MONEY MARKET PORTFOLIO -- CLASS D


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____      $1.000       $1.000       $1.000        $1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.005        0.007        0.016         0.05
   Net realized gains/(losses) from
      investment transactions                         _____       0.000*       0.000*       0.000*        0.00*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.005        0.007        0.016         0.05
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.005)      (0.007)      (0.016)       (0.05)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____      (0.005)      (0.007)      (0.016)       (0.05)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____      $1.000       $1.000        $1.000       $1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.50%        0.79%        1.73%        4.99%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $_____     $59,116      $74,943      $40,662      $16,861
   Ratio of expenses to average net
      assets                                          _____%       0.70%        0.70%        0.70%        0.70%
   Ratio of net investment income to
      average net assets                              _____%       0.50%        0.73%        1.55%        4.81%
   Ratio of expenses to average net
      assets (b)                                      _____%       0.70%        0.70%        0.70%        0.70%

*     Less than $0.005 per share.
(a)   Period from commencement of operations.
(b) During the period, certain fees were contractually reimbursed. If such fee reimbursements had not occurred, the ratio would have been as indicated. Amounts reimbursed were less than 0.005%.

FINANCIAL HIGHLIGHTS

                  TAX-EXEMPT MONEY MARKET PORTFOLIO -- CLASS D


                                                                             FOR THE PERIOD
                                                                              SEPTEMBER 1,
                                                    FOR THE      FOR THE          2002         FOR THE      FOR THE
                                                   YEAR ENDED   YEAR ENDED       THROUGH      YEAR ENDED   YEAR ENDED
                                                   AUGUST 31,   AUGUST 31,      APRIL 3,      AUGUST 31,   AUGUST 31,
                                                      2005*        2004*         2003(B)         2002         2001
NET ASSET VALUE, BEGINNING OF PERIOD                    --           --          $1.000          1.000       $1.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                                --           --           0.004          0.009        0.03
   Net realized gains/(losses) from investments         --           --           0.000**        0.000**     (0.00)**
---------------------------------------------------------------------------------------------------------------------
   Total from investment activities                     --           --           0.004          0.009        0.03
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                                --           --          (0.004)**      (0.009)      (0.03)
---------------------------------------------------------------------------------------------------------------------
   Total dividends                                      --           --          (0.004)        (0.009)      (0.03)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          --           --          $1.000          1.000       $1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                        --           --            0.41%          0.99%       2.91%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                    --           --              --            715         167
   Ratio of expenses to average net assets              --           --            0.70%          0.70%       0.70%
   Ratio of net investment income to average
      net assets                                        --           --            0.65%          0.89%       2.96%
   Ratio of expenses to average net assets (e)          --           --            0.70%          0.70%       0.70%
---------------------------------------------------------------------------------------------------------------------


*     Class D shares closed as of April, 30, 2003.
**    Less than $0.005 per share.

(a) Had the Investment Adviser not reimbursed and waived certain expenses, respectively, total returns would have been lower.
(b)   Not Annualized.
(c) During the period, certain fees were contractually reimbursed. If such reimbursements had not occurred, the ratio would have been as indicated.

NOTICE OF PRIVACY POLICY & PRACTICES

The Valiant Fund recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Valiant Fund.

I. COLLECTION OF CUSTOMER INFORMATION

      We collect nonpublic personal information about our customers from the following sources:

            A. Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

            B. Account History, including information about the transactions and balances in a customer's accounts; and

            C. Correspondence, written, telephonic or electronic between a customer and The Valiant Fund or service providers to The Valiant Fund.

II. DISCLOSURE OF CUSTOMER INFORMATION

      We may disclose all of the information described above to certain third parties who are not affiliated with The Valiant Fund to process or service a transaction at your request or as permitted by law - for example, sharing information with companies who maintain or service customer accounts for The Valiant Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

III. SECURITY OF CUSTOMER INFORMATION

      We require service providers to The Valiant Fund:

            A. to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Valiant Fund; and

            B. to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of The Valiant Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of The Valiant Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to The Valiant Fund, but do not invest in shares of any of The Valiant Fund.

                              FOR MORE INFORMATION

FOR MORE INFORMATION ABOUT THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus. You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Distributor. Or contact the Portfolios at:

                      THE VALIANT FUND
                      C/O THE BANK OF NEW YORK
                      101 BARCLAY STREET
                      NEW YORK, NEW YORK 10286
                      TELEPHONE: 1-800-828-2176
                      E-MAIL: VALIANTFUND@MYCOMCAST.COM
                      INTERNET: HTTP://WWW.VALIANTFUND.COM


You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the SEC. You can get text-only copies:


o     For a fee by:
      o     electronic mail request at publicinfo@sec.gov
      o writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009
      o     calling 1-800-SEC-0330.)
o     Free from the Edgar database on the Commission's Website at
      http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND

                                 CLASS E SHARES




                       PROSPECTUS DATED DECEMBER 29, 2005




                      U.S. TREASURY MONEY MARKET PORTFOLIO
                         U.S. TREASURY INCOME PORTFOLIO
                         GENERAL MONEY MARKET PORTFOLIO
                        TAX-EXEMPT MONEY MARKET PORTFOLIO

                                   QUESTIONS?
                           Call 1-800-828-2176 or your
                           investment representative.

                MANAGED BY INTEGRITY MANAGEMENT & RESEARCH, INC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE VALIANT FUND                          CONTENTS

                                          RISK/RETURN SUMMARY AND PORTFOLIO
                                          EXPENSES INCLUDES INVESTMENT
                                          OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
CAREFULLY REVIEW THIS                 3   Overview
IMPORTANT SECTION, WHICH            4-6   U.S. Treasury Money Market Portfolio
SUMMARIZES EACH PORTFOLIO'S         7-8   U.S. Treasury Income Portfolio
INVESTMENTS, STRATEGIES, RISKS,    9-11   General Money Market Portfolio
PAST PERFORMANCE, AND FEES.       12-13   Tax-Exempt Money Market Portfolio
                                     14   Fees and Expenses

                                          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                                     18

                                          FUND MANAGEMENT
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              19   The Investment Adviser
DETAILS ON THE PEOPLE AND            19   The Distributor
ORGANIZATIONS WHO OVERSEE            19   The Administrator
THE PORTFOLIOS.

                                          SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
REVIEW THIS SECTION FOR              20   Pricing of Portfolios Shares

DETAILS ON HOW SHARES ARE            20   Portfolio Holdings Disclosure

VALUED, HOW TO PURCHASE           21-22   Purchasing and Adding to Your Shares
AND SELL SHARES, RELATED             22   Selling Your Shares
CHARGES AND PAYMENTS OF              23   General Policies on Selling Shares
DIVIDENDS AND DISTRIBUTIONS.         23   Distribution and Service (12b-1) Fees
                                  23-24   Dividends, Distributions and Taxes

                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  25-26   Financial Highlights

                                          NOTICE OF PRIVACY POLICY & PRACTICES
--------------------------------------------------------------------------------
                                     27

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

OVERVIEW

The Valiant Fund (the "Trust") offers Class A shares, Class B shares, Class C shares, Class D shares and Class E shares. The five classes of shares are identical, except as to the services offered to and the expenses borne by each class. Before purchasing, you should determine which class is appropriate for you by carefully reading its prospectus. THIS PROSPECTUS RELATES ONLY TO THE CLASS E SHARES.

Each Portfolio is designed exclusively for investment of short-term monies held in institutional accounts. Shares of the Portfolios may be purchased by banks and other institutional investors that have entered into service agreements with Integrity Investments, Inc. (the "Distributor"), 1-800-828-2176.

Each Portfolio is a money market fund. As a money market fund, each Portfolio is subject to maturity, quality and diversification requirements designed to help it in its effort to maintain a stable price of $1.00 per share. Under these requirements, each Portfolio's investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

MONEY MARKET SECURITIES are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features that have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial paper and U.S. Government securities. Municipal money market securities include variable rate demand notes, commercial paper and municipal notes.

The Portfolios:
o THE U.S. TREASURY MONEY MARKET PORTFOLIO invests all of its assets in securities issued or guaranteed by the United States Government or its agencies, and repurchase agreements collateralized by such U.S. Government Obligations.
o THE U.S. TREASURY INCOME PORTFOLIO invests all of its assets in U.S. Government Obligations which are backed by the full faith and credit of the U.S. Government.
o THE GENERAL MONEY MARKET PORTFOLIO invests in U.S. dollar-denominated short-term debt securities.
o THE TAX-EXEMPT MONEY MARKET PORTFOLIO invests in high-quality, short-term municipal securities and in high-quality, long-term municipal securities whose features give them interest rates, maturities and prices similar to short-term instruments.

A few general risks:
o An investment in the Portfolios is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in money market instruments issued by
                              the U.S. Treasury, certain U.S. Government agencies and in repurchase agreements collateralized by U.S. Government agencies.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with the Securities and

                              Exchange Commission ("SEC") rule requirements for money market funds for the quality, maturity and diversification of investments.


                        The Portfolio invests based on considerations of safety of principal and liquidity, which means that the Portfolio may not necessarily invest in securities paying the highest available yield at a particular time. The Portfolio will attempt to increase its yield by trading to take advantage of short-term market variations. The Adviser generally evaluates investments based on interest rate sensitivity.

                        Under normal market conditions, at least 80% of its total assets will be invested in direct U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations or U.S. Government agencies.

                        A full discussion of additional permissible investments is included in the Statement of Additional Information ("SAI").

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the U.S. Treasury Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                2000       5.28%
                                2000       3.14%
                                2002       0.90%
                                2003       0.22%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter:  [1.39%] for the quarter ending [December 31, 2000]
Worst quarter: [0.02%] for the quarter ending [December 31, 2003]

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2004)
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                      PAST YEAR   PAST 5 YEARS       (4/6/99)
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     ____%        ____%            ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

U.S. TREASURY INCOME PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing all of its assets in U.S. Government
                              Obligations which are backed by the full faith and credit of the U.S. Government and whose interest income is generally not subject to state income tax. Under normal market conditions, the Portfolio invests at least 80% of its total assets in U.S.
                              Treasury obligations such as U.S. Treasury bills, notes and bonds.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for quality, maturity and diversification of investments.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stable net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
                        o CREDIT RISK. Although U.S. Government securities, particularly U.S. Treasury obligations, have historically involved little risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                        No performance information is shown for the Class E shares of U.S. Treasury Income Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

GENERAL MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks to obtain as high a level of current
                        income as is consistent with the preservation of capital and liquidity.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in U.S. dollar-denominated, short-term
                              obligations of domestic and foreign issuers, including banks, rated in the highest category by at least two nationally recognized rating services, U.S. Government securities, repurchase agreements, affiliated bank transactions, letters of credit, variable and floating rate instruments, commercial paper and restricted securities, as well as borrowing through reverse repurchase agreements.
                        o     Generally maintaining a dollar-weighted average
                              maturity of 90 days or less. o Investing in compliance with SEC rule requirements for money market funds for the quality, maturity and diversification of investments.

                        Although the Portfolio does not actively invest in the obligations of foreign issuers, an increase in the size of the Portfolio may provide an opportunity to implement this investment strategy.

                        The Portfolio may invest 25% or more of its total assets in the domestic banking industry.

                        A full discussion of additional permissible investments is included in the SAI.

PRINCIPAL               The Portfolio is a "money market fund" that seeks to
INVESTMENT RISKS        maintain a stables net asset value of $1.00 per share.
                        There is no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in debt securities. Because the Portfolio invests in short-term securities, a decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with a lower yield. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        o CREDIT RISK. This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely interest or principal payments, or to otherwise honor its obligations. Credit risk includes the possibility that any of the Portfolio's investments will have its credit ratings downgraded. The Portfolio will only purchase a money market instrument if it presents minimal credit risks.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o FOREIGN INVESTMENT RISK. The Portfolio's investments in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to foreign risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments that could adversely affect the Portfolio's investments.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        -     PURSUING A LONG-TERM GOAL OR INVESTING FOR
                              RETIREMENT

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The chart and table on this page are intended to give you some indication of risk of investing in the Portfolio. They show how the General Money Market Portfolio has performed and how its performance has varied from year to year. The bar chart shows changes in the Portfolio's yearly performance since inception to demonstrate that the Portfolio has gained and lost value at differing times.

                       PERFORMANCE BAR CHART AND TABLE(1)
                     Year-by-Year Total Returns as of 12/31

  [The following table was represented as a bar chart in the printed material.]


                                2000       5.54%
                                2001       3.43%
                                2002       0.98%
                                2003       0.28%
                                2004       ____%


Of course, past performance does not indicate how the Portfolio will perform in the future.


Best quarter:  [1.44%] for the quarter ending [December 31, 2000]
Worst quarter: [0.04%] for the quarter ending [December 31, 2003]

                                             AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending December 31, 2004)
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                      PAST YEAR   PAST 5 YEARS       5/5/99
--------------------------------------------------------------------------------
GENERAL MONEY MARKET PORTFOLIO           ____%        ____%           ____%
--------------------------------------------------------------------------------

      As of September 30, 2005 the 7-day yield was ____%. For current yield information on the Portfolio, call 1-800-828-2176.

(1) The Trustees approved Reich & Tang Asset Management L.P. as Sub-Adviser on June 1, 2000. Prior to that date, David L. Babson & Co., Inc. provided sub-advisory services to the Portfolios.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

TAX-EXEMPT MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVES   The Portfolio seeks primarily income exempt from federal
                        income tax.

PRINCIPAL               The Portfolio's principal investment strategies include:
INVESTMENT STRATEGIES   o     Investing in municipal money market securities
                              including variable and floating rate instruments.
                        o     Investing in compliance with SEC rule requirements
                              for money market funds for the quality, maturity and diversification of investments.
                        o     Municipal securities subject to restrictions on
                              resale.
                        o     Investing in repurchase agreements, forward
                              commitments, when-issued securities, letters of credit, and standby commitments, and borrowing through reverse repurchase agreements.

                        Under normal market conditions, the Portfolio will invest 100% of its investable assets in securities whose income is exempt from federal income tax.

                        If the Adviser believes in any year that a substantial portion of the Portfolio's assets is attributable to shareholders who are subject to tax in Florida, it may seek to take advantage of an exemption from Florida's intangible tax by causing at least 90% of the Portfolio's assets at December 31 of that year to be invested in securities whose interest is exempt from Florida's intangible tax. If the Adviser pursues this strategy, virtually all of the Portfolio's assets may be invested in securities of Florida issuers for a relatively short portion of the year, and a substantial portion of the Portfolio's assets will likely be invested in such securities for a longer period. The Portfolio's investment returns during these periods maybe lower than those that might be achieved if the assets had been invested in a broader range of municipal securities during these periods.

                        As a temporary defensive measure because of market, economic, political or other conditions, the Portfolio may invest in taxable money market securities. These temporary investments may produce taxable income.

                        The Portfolio will not invest in municipal securities whose interest is subject to the federal alternative minimum tax ("AMT") for individuals.

                        The Portfolio buys and sells securities based on its objective of maximizing current income consistent with safety of principal and liquidity. The Portfolio will attempt to increase its yields by trading to take advantage of short-term market variations. The Portfolio's Adviser evaluates investments based on credit analysis and the interest rate outlook.

                        A full discussion of additional permissible investments is included in the SAI.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

PRINCIPAL               The Fund is a "money market fund" that seeks to maintain
INVESTMENT RISKS        a stable net asset value of $1.00 per share. There is no
                        guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share. It is possible to lose money by investing in the Portfolio.

                        There can be no assurance that the investment objective of the Portfolio will be achieved.

MUNICIPAL SECURITIES are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

                        Other principal risks of investing in the Portfolio are:
                        o INTEREST RATE RISK. This is the risk that changes in interest rates will affect the yield or value of the Portfolio's investments in municipal debt securities. Prices of municipal obligations tend to move inversely with changes in interest rates. The most immediate effect of a rise in rates is usually a drop in the prices of such securities, and therefore in the Portfolio's yield as well. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations.
                        o CREDIT RISK. Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                        o SELECTION RISK. The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.
                        o INVESTMENT IN FLORIDA MUNICIPAL SECURITIES. The Portfolio may at times invest all or a substantial portion of its assets in securities exempt from Florida's intangible tax in order to take advantage of an exemption from such tax. This strategy would increase the extent to which adverse developments with respect to Florida municipal securities would affect the Portfolio adversely. Such adverse developments may include the possibility that unfavorable political or economic conditions within Florida will affect the credit quality of issuers located in the state and that Florida's municipal market will be affected by adverse tax, legislative or political changes. The Adviser would cause the Portfolio to pursue this strategy only if it believed that the risks associated with the strategy were minimal.

                        No performance information is shown for the Class E shares of Tax-Exempt Money Market Portfolio that, as of the date of this prospectus, has not commenced operations. The performance of the Portfolio's shares will fluctuate with market conditions.

WHO MAY WANT TO INVEST? Consider investing in the Portfolio if you are:
                        -     SEEKING PRESERVATION OF CAPITAL
                        -     HAVE A LOW RISK TOLERANCE
                        - WILLING TO ACCEPT LOWER POTENTIAL RETURNS IN EXCHANGE FOR A HIGH DEGREE OF SAFETY
                        -     INVESTING SHORT-TERM RESERVES

                        This Portfolio will not be appropriate for someone:
                        -     SEEKING HIGH TOTAL RETURNS
                        - INVESTING AS PART OF A RETIREMENT PLAN BECAUSE THE PLANS CAN NOT BENEFIT FROM TAX EXEMPT INCOME
                        -     PURSUING A LONG-TERM GOAL

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

FEES AND EXPENSES

If you buy and hold Class E shares of the Portfolios, you will pay the following fees and expenses. Total annual Portfolio operating expenses are paid out of Portfolio assets, and are reflected in the Portfolio's yield.

SHAREHOLDER FEES                  U.S. TREASURY   U.S. TREASURY      GENERAL      TAX-EXEMPT
(FEES PAID DIRECTLY FROM YOUR     MONEY MARKET        INCOME      MONEY MARKET   MONEY MARKET
INVESTMENT)                         PORTFOLIO      PORTFOLIO(1)     PORTFOLIO     PORTFOLIO
                                  -----------------------------------------------------------
                                      CLASS           CLASS           CLASS         CLASS
                                        E               E               E             E
Maximum sales charge (load)
on purchases                           None            None            None          None
ANNUAL PORTFOLIO OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM PORTFOLIO ASSETS)
Management fees                        .20%            .20%            .20%          .20%
---------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) fees                           .80%            .80%            .80%          .80%
---------------------------------------------------------------------------------------------
Other expenses                         .00%            .00%            .00%          .00%
---------------------------------------------------------------------------------------------
Total Annual Portfolio
operating expenses                    1.00%           1.00%           1.00%         1.00%
---------------------------------------------------------------------------------------------
Fee Waivers and/or Expense
Reimbursements                         .00%            .00%            .00%          .00%
---------------------------------------------------------------------------------------------
Net Expenses(2)                       1.00%           1.00%           1.00%         1.00%
---------------------------------------------------------------------------------------------

(1) As of the date of this Prospectus, the Class E shares of U.S. Treasury Income Portfolio and Tax-Exempt Money Market Portfolio have not commenced operations. Other expenses have been estimated for the current fiscal year.
(2) The Portfolios' Adviser has contractually agreed to reimburse expenses necessary to limit total expenses to 1.00% for Class E shares until December 31, 2005.

EXPENSE EXAMPLE

Use the example below to compare fees and expenses with those of other Portfolios. It illustrates the amount of fees and expenses you would pay, assuming the following:
      o     $10,000 investment
      o     5% annual return
      o     redemption at the end of each period
      o no changes in the Portfolio's operating expenses except in Year 1 when the waiver is in effect
      o reinvestment of dividends and distributions Because this example is hypothetical and for comparison only, your actual costs will be different.


                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO     [$102      $318       $552      $1,225]
U.S. TREASURY INCOME PORTFOLIO           [$102      $318       $552      $1,225]
GENERAL MONEY MARKET PORTFOLIO           [$102      $318       $552      $1,225]
TAX EXEMPT MONEY MARKET PORTFOLIO        [$102      $318       $552      $1,225]
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

The principal strategies and risks of investing in each Portfolio are described on the previous pages. The following elaborates on that discussion. Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

AFFILIATED BANK TRANSACTIONS


Pursuant to an exemptive order from the SEC, each Portfolio may engage in certain transactions with banks that are, or may be considered to be, "affiliated persons" of the Portfolio under the Investment Company Act of 1940, as amended ("1940 Act"). Such transactions may be entered into only pursuant to procedures established, and periodically reviewed, by the Board of Trustees. These transactions may include repurchase agreements with U.S. banks having short-term debt instruments rated high quality by at least one rating agency (or if unrated, determined by the Sub-Adviser to be of comparable quality); purchases, as principal, of short-term obligations of such banks and their bank holding companies and affiliates; transactions in municipal securities; transactions in bankers' acceptances; and transactions in U.S. Government Obligations with affiliated banks that are primary dealers in these securities.


REPURCHASE AGREEMENTS (APPLICABLE TO U.S. TREASURY MONEY MARKET PORTFOLIO, GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Each Portfolio, except the U.S. Treasury Income Portfolio, may enter into repurchase agreements and illiquid securities that allow the Portfolio to purchase U.S. Government Obligations, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolio may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and the Tax-Exempt Money Market Portfolio may enter into reverse repurchase agreements, which are transactions where a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. Engaging in reverse repurchase agreements may involve an element of leverage, and no Portfolio will purchase a security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Tax-Exempt Money Market Portfolio will engage in reverse repurchase agreements for temporary or emergency purposes only and not for leverage or investment.

FORWARD COMMITMENTS AND "WHEN-ISSUED" SECURITIES

Each Portfolio may also enter into forward commitment agreements and purchase "when-issued" securities. Forward commitments are contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time with no interest accruing to the Portfolio until the settlement date. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Municipal securities are often issued on a when-issued basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. Under some circumstances, the purchase of when-issued securities may act to leverage the Portfolio.

RISK/RETURN SUMMARY AND PORTFOLIO EXPENSES

LETTERS OF CREDIT

Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy obligations on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for municipal securities. The Sub-Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a LOC. In evaluating a foreign bank's credit, the Sub-Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

VARIABLE AND FLOATING RATE INSTRUMENTS

Each Portfolio may purchase variable and floating rate demand instruments and other securities that possess a floating or variable interest rate adjustment formula. These instruments permit the Portfolios to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The Portfolio's Sub-Adviser, on behalf of the Adviser, intends to exercise the demand only (1) to attain a more optimal portfolio structure, (2) upon a default under the terms of the debt security, (3) as needed to provide liquidity to the Portfolios, or (4) to maintain the respective quality standard of the Portfolios' investment portfolio. The Portfolios' Sub-Adviser will determine which variable or floating rate demand instruments to purchase in accordance with procedures approved by the Trustees to minimize credit risks.

RESTRICTED SECURITIES (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO AND TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists which in the opinion of the Sub-Adviser, subject to Board guidelines, affords liquidity, these restricted securities are not treated as illiquid securities for purposes of Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

STANDBY COMMITMENTS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO ONLY)

Standby commitments are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Tax-Exempt Money Market Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default.

Ordinarily, the Tax-Exempt Money Market Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. The Portfolio may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments, in which case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity.

Standby commitments are subject to certain risks, including the ability of issuers to pay for securities at the time the commitments are exercised. The fact that standby commitments are not marketable by the Portfolio, and that the maturities of the underlying securities may be different from those of the commitments, also present potential risks.

ADDITIONAL INFORMATION

TEMPORARY DEFENSIVE POSITIONS

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategy in attempting to respond to adverse market, economic, political, or other conditions. These positions may include cash, which will not earn any income. This strategy could prevent a Portfolio from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investments strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the SAI, which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

THE INVESTMENT ADVISER


Integrity Management & Research, Inc. (the "Adviser"), 221 Pensacola Road, Venice, Florida 34285 is the adviser for the Portfolios. The Adviser, at its expense, has contracted with Reich & Tang Asset Management L.P. (the "Sub-Adviser") to manage the investments of the Portfolios subject to the requirements of the 1940 Act.


Richard F. Curcio, who is the Adviser's President and Chairman of the Board and President, Chairman of the Board and a Trustee of the Trust, indirectly owns or controls the outstanding shares of common stock of the Adviser. Mr. Curcio has 20 years of experience in mutual fund industry marketing, sales and operations. Located at 221 Pensacola Road, Venice, Florida 34285, the Adviser was organized in Florida on September 24, 1992.

The Adviser has provided management oversight to the Portfolios since 1992. It currently manages more than $1 billion in assets directly in the Portfolios. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Portfolios' investment programs.

The Sub-Adviser is a Delaware limited partnership with principal offices located at 600 Fifth Avenue, New York, New York 10020-2302. The Sub-Adviser acts as investment manager and administrator of several other investment companies and also advises pension trusts, profit sharing trusts and endowments. Nvest Companies, L.P. ("Nvest Companies") is the limited partner and owner, through its wholly-owned subsidiary, Nvest Holdings, L.P., of a 99.5% interest in the Sub-Adviser. Reich & Tang Asset Management, Inc. ("RTAM") is the sole general partner and owner of the remaining 0.5% interest of the Sub-Adviser, as well as being an indirect wholly-owned subsidiary of Nvest Companies.

For these advisory services, the Portfolios paid as follows during their fiscal year ended:


                                                               PERCENTAGE OF
                                                            AVERAGE NET ASSETS
                                                           AS OF AUGUST 31, 2005
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO                              [0.20%]
U.S. TREASURY INCOME PORTFOLIO                                    [0.20%]
GENERAL MONEY MARKET PORTFOLIO                                    [0.20%]
TAX-EXEMPT MONEY MARKET PORTFOLIO                                 [0.20%]
--------------------------------------------------------------------------------


The Sub-Adviser is paid by the Adviser, a fee at an annual rate based on each Portfolio's average daily net assets, as follows: 0.06% of the first $500 million of net assets, 0.05% of the next $500 million of net assets, 0.045% of the next $500 million of net assets, 0.04% of the next $500 million of net assets and 0.03% of net assets over $2 billion. Such fees are subject to a minimum monthly fee of $30,000.

THE DISTRIBUTOR

Integrity Investments, Inc. is the Portfolios' distributor. Its address is 221 Pensacola Road, Venice, Florida 34285.

THE ADMINISTRATOR


The Bank of New York serves as the Portfolios' administrator. The Bank of New York's address is 101 Barclay Street, New York, New York 10286. Management and administrative services of The Bank of New York include providing office space, equipment and clerical personnel to the Portfolios and supervising custodial, auditing, valuation, bookkeeping, legal and dividend-dispersing services. The SAI has more detailed information about the Investment Adviser and other service providers.

SHAREHOLDER INFORMATION

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Portfolio's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Portfolio:

                                      NAV =
                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

PRICING OF PORTFOLIO SHARES

The Portfolios' net asset value or NAV is expected to be constant at $1.00 per share, although this value is not guaranteed. The NAV is determined at 12:00 noon Eastern time for the U.S. Treasury Income Portfolio and the Tax-Exempt Money Market Portfolio, and at 3:00 p.m. Eastern time for the U.S. Treasury Money Market Portfolio and the General Money Market Portfolio, and on days the New York Stock Exchange ("NYSE") and the Boston and the New York Federal Reserve Banks are open. The NYSE is closed most national holidays and Good Friday. The Portfolios value their securities at amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Your order for purchase or sale of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

All income, expenses (other than expenses incurred by a class pursuant to its distribution and shareholder servicing plan) and realized and unrealized gains and losses are allocated to each class proportionately on a daily basis in order to determine the NAV of each class.


PORTFOLIO HOLDINGS DISCLOSURE

The Portfolio discloses its complete portfolio holdings as of the end of its second fiscal quarter (February 28/29) and its fiscal year (August 31) in its reports to shareholders. The Portfolio sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC on Form N-CSR by the 70th day after the end of the relevant fiscal period.

The Portfolio files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period.

You can find these filings on the SEC's website, www.sec.gov.

The SAI describes the policies and procedures that relate to the disclosure of the Portfolio's portfolio holdings.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

Shares of the Portfolios may be purchased by institutions that have entered into service agreements with the Distributor and opened accounts with the Trust. Call 1-800-828-2176 for information. Establishment of an account requires that certain documents and applications be signed before the investment can be processed. Fees in addition to those described herein may be charged by some institutions which establish accounts on behalf of their customers.

Some institutions may charge additional fees and may require different minimum investments or impose other limitations on buying and selling shares. The institution is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your institution for specific information.


                                    MINIMUM             MINIMUM
            ACCOUNT TYPE      INITIAL INVESTMENT*      SUBSEQUENT
            Regular               $1,000,000              None

* Institutions may satisfy the minimum investment by aggregating their fiduciary accounts.

Your purchase of shares will be on the same business day if the Trust's Distributor receives your order by:

      12:00 noon, Eastern time, for the
         -    U.S. Treasury Income Portfolio
         -    Tax-Exempt Money Market Portfolio

      3:00 p.m., Eastern time, for the
         -    U.S. Treasury Money Market Portfolio
         -    General Money Market Portfolio

Otherwise, the purchase will be effective on the next business day.

To allow the Portfolios to be managed effectively, shareholders are urged to initiate all trades as early in the day as possible. Also, please notify the Transfer Agent at least one day in advance of trades in excess of $10,000,000 by calling 1-800-828-2176. Include your name and shareholder account number.


A Portfolio may reject any purchase order if it considers it in the best interest of the Portfolio and its shareholders. To protect the Portfolio's performance and shareholders, the Adviser discourages frequent trading in response to short-term market fluctuations. Because many investors acquire shares of money market funds as short-term investments, however, the Board has not adopted a policy with respect to frequent purchases and redemptions of the Portfolio's shares.


Purchases by exchange are not permitted.

AVOID 31% TAX WITHHOLDING

The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Portfolios with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number on your account application.

SHAREHOLDER INFORMATION

BY WIRE ORDERS

Prior to wiring monies and in order to ensure that wire orders are invested promptly, you must call the Distributor to obtain instructions regarding the bank account number where the monies should be wired and other pertinent information. Your wire must be received by the Trust the same day you place your trade. If your wire is not received in good order by the Trust, your trade may be cancelled.

DIVIDENDS AND DISTRIBUTIONS

All income dividends will be paid in cash and will automatically be made by wire unless you request to reinvest such dividends in additional shares.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV calculated after the Trust's Distributor receives your sell order. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR PORTFOLIO INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal. This is also known as redeeming shares or a redemption of shares.

If an account is closed, any accrued dividend will be paid within 10 days of the beginning of the following month.

INSTRUCTIONS FOR SELLING SHARES

You may request redemption of your shares through the Distributor. The Portfolio ordinarily will accept orders to redeem by telephone. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285.

Shares also may be redeemed by mail by submitting an order addressed to:
Integrity Investments, Inc., 221 Pensacola Road, Venice, Florida 34285. If transactions by telephone cannot be executed (e.g., during times of unusual market activity), orders should be placed by mail. In case of suspension of the right of redemption, a shareholder may either withdraw its request for redemption or receive payment based on the net asset value next determined after the termination of the suspension.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. When the NYSE or either the Boston or New York Federal Reserve Bank is closed for extraordinary circumstances (or when trading is restricted) for any reason, payment for shares may be delayed.

WIRE OR TELEPHONE REDEMPTIONS

The Trust reserves the right to refuse a wire or telephone redemption if the Adviser or the Transfer Agent believes it is advisable to do so. Upon 60 days' prior notice to existing shareholders, procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Trust or the Transfer Agent.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Portfolios have adopted a plan under Rule 12b-1 of the 1940 Act. The plan allows the Portfolios to pay fees for services and expenses relating to the sale and distribution of the Portfolios' shares and/or for providing shareholder services. The amount of the fee the plan allows is 0.80% of the average daily net assets of the Portfolios. Because these fees are paid from the Portfolios' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

SHAREHOLDERS STATEMENTS

Shareholders will receive a monthly statement and a confirmation after every transaction that affects the share balance or the account registration. Shareholders should verify the accuracy of all transactions immediately upon receipt of their confirmation statements. Neither the Trust nor the Transfer Agent will be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The privilege to initiate transactions by telephone is made available to shareholders automatically. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including: requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions or tape recording of telephone instructions. If it does not employ reasonable procedures to confirm that telephone instructions are genuine, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Portfolio receives in the form of dividends or interest is paid out, less expenses, to its shareholders. Each Portfolio declares dividends from net investment income on every business day. Dividends are paid monthly, on or about the first day of each month. Capital gains for all Portfolios are distributed at least annually.

In order to receive the dividend declared, the Custodian must receive the purchase wire by the close of the Federal Reserve wire system on that Business Day.

SHAREHOLDER INFORMATION

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

The interest income from the U.S. Government securities is generally not subject to state and local taxes, however any interest income from the repurchase agreements is generally subject to state and local taxes. The Portfolios expect that their dividends will primarily consist of net income or, if any, short-term capital gains as opposed to long-term capital gains. Dividends paid by the Portfolios (except Tax-Exempt Money Market Portfolio) are taxable as ordinary income, as are dividends paid by the Tax-Exempt Money Market Portfolio that are derived from taxable investments.

During normal market conditions, the Tax-Exempt Money Market Fund expects that substantially all of its dividends will be excluded from gross income for federal income tax purposes. ALTHOUGH THE TAX-EXEMPT MONEY MARKET FUND MAY AT TIMES SEEK EXEMPTION FROM FLORIDA'S INTANGIBLE TAX, THERE CAN BE NO ASSURANCE THAT SUCH EXEMPTION WILL BE AVAILABLE.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

You will be notified in January each year about the federal tax status of distributions made by the Portfolio. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolios' financial performance over the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (from September 1, 2000 through May 25, 2005) and Cohen McCurdy (from May 26, 2005 through August 31, 2005), each an independent registered public accounting firm, whose reports, along with the Portfolios' financial statements, are included in the Portfolios' Annual Report, which is available upon request. As of the date of this Prospectus, the U.S. Treasury Income Portfolio Class E shares and the Tax-Exempt Money Market Portfolio Class E shares had not commenced operations and, therefore, had no financial information available to incorporate. The following information should be read in conjunction with the financial statements and notes thereto.


                 U.S. TREASURY MONEY MARKET PORTFOLIO -- CLASS E


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.001        0.005        0.013         0.04
   Net realized gains/(losses) from investment
      transactions                                    _____       0.000*       0.000*       0.000*       (0.00)*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.001        0.005        0.013         0.04
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.001)      (0.005)      (0.013)       (0.04)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____      (0.001)      (0.005)      (0.013)       (0.04)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.12%        0.41%        1.24%        4.46%
RATIOS /SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $_____    $ 14,903     $ 28,437     $105,257     $220,850
   Ratio of expenses to average net assets            _____%       1.00%        1.00%        1.00%        1.00%
   Ratio of net investment income to average
      net assets                                      _____%       0.10%        0.48%        1.32%        4.19%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.
(a) Had the Investment Adviser not reimbursed and waived certain expenses, respectively, total returns would have been lower.

FINANCIAL HIGHLIGHTS

                    GENERAL MONEY MARKET PORTFOLIO -- CLASS E


                                                   -------------------------------------------------------------
                                                      2005       2004         2003         2002         2001
                                                   -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income                              _____       0.002        0.005        0.014         0.05
   Net realized gains/(losses) from
      investment transactions                         _____       0.000*       0.000*       0.000*        0.00*
----------------------------------------------------------------------------------------------------------------
   Total from investment activities                   _____       0.002        0.005        0.014         0.05
----------------------------------------------------------------------------------------------------------------
DIVIDENDS
   Net investment income                              _____      (0.002)      (0.005)      (0.014)       (0.05)
----------------------------------------------------------------------------------------------------------------
   Total dividends                                    _____      (0.002)      (0.005)      (0.014)       (0.05)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $_____    $  1.000     $  1.000     $  1.000     $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                      _____%       0.20%        0.49%        1.42%        4.68%
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000)                 $_____    $ 47,050     $ 58,005     $ 83,742     $ 99,984
   Ratio of expenses to average net
      assets                                          _____%       1.00%        1.00%        1.00%        1.00%
   Ratio of net investment income to
      average net assets                              _____%       0.20%        0.51%        1.45%        4.23%
----------------------------------------------------------------------------------------------------------------


*     Less than $0.005 per share.
(a) Had the Investment Adviser not reimbursed and waived certain expenses, respectively, total returns would have been lower.

NOTICE OF PRIVACY POLICY & PRACTICES

The Valiant Fund recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Valiant Fund.

I. COLLECTION OF CUSTOMER INFORMATION

      We collect nonpublic personal information about our customers from the following sources:

            A. Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

            B. Account History, including information about the transactions and balances in a customer's accounts; and

            C. Correspondence, written, telephonic or electronic between a customer and The Valiant Fund or service providers to The Valiant Fund.

II. DISCLOSURE OF CUSTOMER INFORMATION

      We may disclose all of the information described above to certain third parties who are not affiliated with The Valiant Fund to process or service a transaction at your request or as permitted by law - for example, sharing information with companies who maintain or service customer accounts for The Valiant Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

III. SECURITY OF CUSTOMER INFORMATION

      We require service providers to The Valiant Fund:

            A. to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of The Valiant Fund; and

            B. to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of The Valiant Fund.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of The Valiant Fund.

(1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to The Valiant Fund, but do not invest in shares of any of The Valiant Fund.

FOR MORE INFORMATION

FOR MORE INFORMATION ABOUT THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Portfolios' annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can receive free copies of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Distributor. Or contact the Portfolios at:

                      THE VALIANT FUND
                      C/O THE BANK OF NEW YORK
                      101 BARCLAY STREET
                      NEW YORK, NEW YORK 10286
                      TELEPHONE: 1-800-828-2176
                      E-MAIL: VALIANTFUND@MYCOMCAST.COM
                      INTERNET: HTTP://WWW.VALIANTFUND.COM


You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the SEC. You can get text-only copies:


o     For a fee by:
      o     electronic mail request at publicinfo@sec.gov
      o writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009
      o     calling 1-800-SEC-0330.)
o     Free from the Edgar database on the Commission's Website at
      http://www.sec.gov.

Investment Company Act file no. 811-7582.

                                THE VALIANT FUND

                      U.S. Treasury Money Market Portfolio
                         U.S. Treasury Income Portfolio
                         General Money Market Portfolio
                        Tax-Exempt Money Market Portfolio

              Class A, Class B, Class C, Class D and Class E Shares


                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 29, 2005


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectuses for The Valiant Fund: U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (dated December 29,
2005). Please retain this SAI for future reference. To obtain additional copies of this SAI or of the Prospectuses, please call Integrity Investments, Inc. (the "Distributor") at 1-800-828-2176.

                                TABLE OF CONTENTS

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Investment Policies and Limitations                                            3
Investment Policies of the Portfolios                                         10
Portfolio Transactions                                                        16
Valuation of Portfolio Securities                                             17
Performance                                                                   18
Additional Purchase and Redemption Information                                20
Dividends, Capital Gains Distributions and Taxes                              20
Trustees and Officers                                                         21
Investment Advisory Agreements                                                23
Administration Agreement and Other Contracts                                  26
Description of the Trust                                                      29
Appendix                                                                      33
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Investment Adviser
--------------------------------------------------------------------------------


Integrity Management & Research, Inc. (the "Manager" or "Integrity Research")


Sub-Adviser
--------------------------------------------------------------------------------


Reich & Tang Asset Management L. P. (the "Sub-Adviser" or "Reich & Tang")


Distributor
--------------------------------------------------------------------------------

Integrity Investments, Inc. (the "Distributor")

Administrator
--------------------------------------------------------------------------------

The Bank of New York (the "Administrator")

Transfer Agent
--------------------------------------------------------------------------------

Unified Fund Services, Inc. (the "Transfer Agent")

Custodian
--------------------------------------------------------------------------------

The Bank of New York (the "Custodian")

                       INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other assets, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Any later increase or decrease resulting from a change in values, net assets or other circumstances, will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

Fundamental policies and investment limitations may not be changed with respect to any Portfolio without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of that Portfolio. The investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval, except for the investment limitations specifically identified as fundamental below.

                      U.S. TREASURY MONEY MARKET PORTFOLIO

The following are the U.S. Treasury Money Market Portfolio's fundamental limitations. The Portfolio may not:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that the amount does not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act") in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

With respect to Item 8 above, the Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.

THE FOLLOWING LIMITATIONS OF THE U.S. TREASURY MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only from a bank. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

                         U.S. TREASURY INCOME PORTFOLIO

THE FOLLOWING ARE THE U.S. TREASURY INCOME PORTFOLIO'S FUNDAMENTAL LIMITATIONS. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

With respect to Item 8 above, the Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.

THE FOLLOWING LIMITATIONS OF THE U.S. TREASURY INCOME PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

Notwithstanding paragraph (3) and paragraphs (iv) through (vi) above, as a matter of non-fundamental policy, the Portfolio will not engage in repurchase agreement or reverse repurchase agreement transactions.

                         GENERAL MONEY MARKET PORTFOLIO

THE FOLLOWING ARE THE GENERAL MONEY MARKET PORTFOLIO'S FUNDAMENTAL LIMITATIONS. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer; or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33% limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or by domestic issuers which are banks, bank holding companies or similar banking institutions) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

As a result of Rule 2a-7 promulgated under the 1940 Act (the "Rule"), 100% of the portfolio (except with respect to U.S. Government securities) of the General Money Market Portfolio is subject to the 5% limitation contained in investment limitation (1) above. However, in accordance with the Rule, the General Money Market Portfolio will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Portfolio may not hold more than one such investment at any one time and such investment is rated in the highest rating category by a Nationally Recognized Statistical Rating Organization. The Portfolio operates in accordance with a non-fundamental operating policy, which complies with the Rule. Investment limitation (1) above would give the Portfolio the ability to invest, with respect to 25% of the Portfolio's assets, more than 5% of its assets in any one issuer in the event that the Rule were to be amended in the future.

With respect to Item 8 above, the Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.

THE FOLLOWING LIMITATIONS OF THE GENERAL MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Sub-Adviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

                        TAX-EXEMPT MONEY MARKET PORTFOLIO

Under normal market conditions, 100% of the Tax-Exempt Money Market Portfolio's total assets will be invested in securities that produce income that is exempt from federal income tax.

THE FOLLOWING ARE THE TAX-EXEMPT MONEY MARKET PORTFOLIO'S FUNDAMENTAL LIMITATIONS. THE PORTFOLIO MAY NOT:

(1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

(2) issue senior securities, except as permitted under the 1940 Act;

(3) borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33 % of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with this 33 % limitation;

(4) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) buy or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities (unless acquired as a result of ownership of securities or other instruments) or commodity contracts, including futures contracts;

(8) lend any security or make any other loan if, as a result, more than 10% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements; or

(9) purchase the securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets or in accordance with the 1940 Act.

As a result of Rule 2a-7 promulgated under the 1940 Act (the "Rule"), 100% of the portfolio (except with respect to U.S. Government securities) of the Tax-Exempt Money Market Portfolio is subject to the 5% limitation contained in investment limitation (1) above. However, in accordance with the Rule, the Tax-Exempt Money Market Portfolio will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Portfolio may not hold more than one such investment at any one time and such investment is rated in the highest rating category by a Nationally Recognized Statistical Rating Organization. The Portfolio operates in accordance with a non-fundamental operating policy which complies with the Rule. Investment limitation (1) above would give the Portfolio the ability to invest, with respect to 25% of the Portfolio's assets, more than 5% of its assets in any one issuer in the event that the Rule were to be amended in the future.

With respect to Item 5 above, the Tax-Exempt Money Market Portfolio may invest more than 25% of its assets in Municipal Securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other Municipal Securities. To the extent that the Portfolio's assets are concentrated in Municipal Securities that are so related, the Portfolio will be subject to the peculiar risks presented by such Municipal Securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

With respect to Item 8 above, the Portfolio reserves the right to lend securities up to 10% of its total assets. However, this limit does not apply to repurchase agreements. Given certain market, economic, or other conditions, the Adviser may invest up to 100% of the Portfolio in repurchase agreements.

THE FOLLOWING LIMITATIONS OF THE TAX-EXEMPT MONEY MARKET PORTFOLIO ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) The Portfolio does not currently intend during the coming year to purchase the voting securities of any issuer.

(ii) The Portfolio does not currently intend during the coming year to sell securities short, unless it owns or has the right, without payment of additional consideration, to obtain securities equivalent in kind and amount to the securities sold short.

(iii) The Portfolio does not currently intend during the coming year to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(iv) The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(v) The Portfolio does not currently intend during the coming year to purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(vi) The Portfolio does not currently intend during the coming year to make loans, but this limit does not apply to purchases of debt securities or to repurchase agreements.

(vii) The Portfolio does not currently intend during the coming year to invest in oil, gas, or other mineral exploration or development programs or leases.

(viii) The Portfolio does not currently intend during the coming year to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

                      INVESTMENT POLICIES OF THE PORTFOLIOS

BANK OBLIGATIONS. Bank obligations that may be purchased include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

COMMERCIAL PAPER. Commercial paper (including asset-backed commercial paper) which are short-term and unsecured promissory notes issued by corporations in order to finance their current operations. Commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue.

DELAYED DELIVERY TRANSACTIONS. Each Portfolio may buy and sell securities on a delayed delivery or when-issued basis. These transactions involve a commitment by each Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (which may be more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities on a delayed delivery basis, each Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because each Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolios' other investments. If each Portfolio remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, each Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When delayed delivery purchases are outstanding, each Portfolio will set aside cash or appropriate liquid assets in a segregated custodial account to cover its purchase obligations. Each Portfolio may renegotiate delayed delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS are obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for such obligations that approximates their par value. A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating, or, if unrated, have been determined to be of comparable quality, and a demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon a finding of comparable short-term quality, pursuant to procedures adopted by the Trustees. The demand feature may be backed by a bank letter of credit or guarantee, issued with respect to such instrument.

A variable rate instrument that matures in 397 days or less may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. Each Portfolio may purchase a demand instrument with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.

MUNICIPAL LEASE OBLIGATIONS. The Tax-Exempt Money Market Portfolio may invest a portion of its assets in municipal leases and participation interests therein. A participation interest gives the Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation. These obligations, which may take the form of a lease, an installment purchase, or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Portfolio will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation. Such participation interests may be purchased from a municipality or from a bank or other third party.

Municipal lease obligations typically are not fully backed by the municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. Leases, installment purchase, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

In determining the liquidity of a municipal lease obligation, the Sub-Adviser will differentiate between simple or direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.

MUNICIPAL LEASE OBLIGATIONS (APPLICABLE TO TAX-EXEMPT MONEY MARKET PORTFOLIO
ONLY)

Municipal lease obligations are issued by a state and local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and the interest payable on these obligations may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Portfolio. Such risk of non-appropriation is unique to municipal lease obligations. The SEC Staff has taken the position that open-end investment companies may treat these obligations as liquid under guidelines established by the Board of Trustees.

Determination concerning the liquidity and proper valuation of these obligations will include: the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the security and the number of potential buyers, the willingness of dealers to make a market in the securities, the nature of the marketplace trades and the likelihood that its marketability will be maintained throughout the time the instrument is held by the Portfolio. The Board will be responsible for determining the credit quality of any unrated lease obligations held by the Portfolio, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. The high quality municipal lease obligations in which the Tax-Exempt Money Market Portfolio intends to invest generally are not expected by the Board to present liquidity risks. Lease obligations will be valued based on a standard spread that relates to general obligation securities whose value is determined using a pricing service. Certificates of participation in municipal lease obligations or installment sales contracts entitle the holder to a proportionate interest in the lease-purchase payments made. Certificates of participation typically are issued by municipalities and by banks and other financial institutions.

MUNICIPAL SECURITIES. Municipal securities include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by revenues of a specific tax, project or facility. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay anticipation notes. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.

These securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam.

General obligation bonds that are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

Revenue bonds that are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

Resource recovery bonds, a type of revenue obligation, are used to finance the construction of waste burning facilities. Such bonds may be subject to special risks because the project uses technology or an economic plan that is not yet proven, or requires operating permits from environmental authorities. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk.

The Tax-Exempt Money Market Portfolio may invest more than 25% of its assets in municipal securities which are related in such a way that an economic, business, or political development or change affecting one security would likewise affect the other municipal securities. To the extent that the Portfolio's assets are concentrated in municipal securities that are so related, the Portfolio will be subject to the peculiar risks presented by such municipal securities, such as negative developments in a particular industry or state, to a greater extent than it would be if the Portfolio's assets were not so concentrated.

LENDING OF SECURITIES. For the purpose of realizing additional income, the Portfolios may lend portfolio securities to broker-dealers or financial institutions up to not more than 10% of their respective total assets taken at current value. While any such loan is outstanding, each such Portfolio will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or fees from the borrower. Each Portfolio will have a right to call each loan and obtain the securities. Lending portfolio securities involves certain risks, including possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made in accordance with guidelines established by the Board of Trustees.

ZERO COUPON BONDS. Each Portfolio may purchase zero coupon bonds. Regular interest payments are not made on zero coupon bonds; instead these bonds are sold at a deep discount from their face value and are redeemed at face value when they mature. Each Portfolio will purchase only those zero coupon bonds, which have a remaining maturity of one year or less. As a result, such bonds are expected to pay out a return on a regular basis as they mature. Because zero coupon bonds do not pay current income, their prices tend to be more volatile in response to interest rate changes than bonds that pay interest regularly. In calculating its daily dividend, a Portfolio takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

A broker-dealer creates a derivative zero coupon bond by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zero coupon bonds.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation and the Financing Corporation can also be separated in this fashion.

TAX-EXEMPT MONEY MARKET PORTFOLIO FEDERALLY TAXABLE OBLIGATIONS. The Tax-Exempt Money Market Portfolio does not intend to invest in securities whose interest is federally taxable; however, from time to time, the Portfolio may invest a portion of its assets on a temporary defensive basis in fixed-income obligations whose interest is subject to federal income tax.

Should the Portfolio invest in taxable obligations, it would purchase securities which in the judgment of the Sub-Adviser are of high quality. These would include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements. The Portfolio will purchase taxable obligations only if they meet its quality requirements as set forth in the Prospectuses.

Proposals are introduced before Congress from time to time to restrict or eliminate the federal income tax exemption for interest on Municipal Securities. If such proposals were enacted, the availability of Municipal Securities and the value of the Portfolio's holdings would be affected and the Trustees would reevaluate the Tax-Exempt Money Market Portfolio's investment objective and policies.

The Tax-Exempt Money Market Portfolio anticipates being as fully invested as practicable in Municipal Securities. However, as a result of maturities of portfolio securities, or sales of the Portfolio's shares, or in order to meet redemption requests, there may be occasions when the Portfolio may hold cash that is not earning income.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security at an agreed upon price and date within a number of days (usually not more than seven) from the date of purchase.

All Portfolios, except the U.S. Treasury Income Portfolio, may enter into a repurchase agreement with respect to any security in which it is authorized to invest even though the underlying security matures in more than one year. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price. This obligation is in effect secured by the underlying security having a value at least equal to the amount of the agreed upon resale price and marked to market daily. A Portfolio will limit repurchase agreements to those with parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser. No more than 10% of a Portfolio's net assets taken at current value will be invested in repurchase agreements extending for more than seven days. If a seller defaults on the obligation to repurchase, the Portfolios may incur a loss or other costs.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements permit each Portfolio, other than the U.S. Treasury Money Market Portfolio and the U.S. Treasury Income Portfolio, to earn additional income by selling securities to banks and primary dealers while agreeing to repurchase them at an agreed upon time and price. Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed-upon price, date and interest payment. A Portfolio may enter into reverse repurchase agreements when it is able to purchase other securities which will produce more income than the cost of the agreement, or for liquidity purposes. These transactions temporarily transfer possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time and price, which includes interest. When effecting reverse repurchase transactions, securities, which are a permitted investment for the Portfolio (i.e., obligations of domestic and foreign banks or thrift organizations, corporate debt obligations, including commercial paper, notes and bonds with remaining maturities of one year or less and U.S. Government Obligations with respect to the General Money Market Portfolio and the Tax-Exempt Money Market Portfolio; and municipal securities with respect to the Tax-Exempt Money Market Portfolio) and are of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Portfolio's custodian. Reverse repurchase agreements are considered to be borrowings and would therefore be subject to a Portfolio's fundamental borrowing limitation
(3). The General Money Market Portfolio expects that it will engage in reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase income earned by such Portfolio, or for liquidity purposes. The Tax-Exempt Money Market Portfolio will only engage in reverse repurchase agreements for temporary or emergency purposes and not for leverage or investment.

In event of the bankruptcy of the other party to a reverse repurchase agreement the Portfolio could experience delays in recovering securities. To the extent that the value of securities may have decreased in the meantime, a Portfolio could experience a loss. The creditworthiness of the other party to a reverse repurchase transaction must be reviewed and found satisfactory by the Sub-Adviser.

                             RESTRICTED SECURITIES.

The General Money Market Portfolio and Tax-Exempt Money Market Portfolio may purchase restricted securities which cannot be sold to the public without registration under the Securities Act of 1933 (restricted securities), but which provide the Portfolio with the right to receive payment of principal and interest without penalty on demand (demand feature) or can be resold to institutional investors. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Institutional trading in restricted securities is relatively new, and the liquidity of the Portfolio's investments could be impaired if trading does not develop or declines. Provided that the security has a demand feature of seven days or less, or a dealer or institutional trading market exists, these restricted securities are not treated as illiquid securities for purposes of each Portfolio's restriction on not investing more than 10% of its net assets in illiquid securities.

QUALITY AND MATURITY. Each Portfolio may purchase only high quality obligations that the Sub-Adviser believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government Obligation; or rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two NRSROs (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by the Sub-Adviser. As a matter of non-fundamental policy, the Portfolios will only purchase securities, in addition to U.S. Government Obligations, that are rated in the highest rating category by at least two NRSRO or, if unrated, are determined to be of equivalent quality. (See the Appendix for a description of NRSRO ratings).

Each Portfolio must limit its investments to obligations with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less. Because it is rated by a Nationally Recognized Statistical Rating Organization, the Valiant U.S. Treasury Money Market Portfolio will attempt to maintain a dollar-weighted average maturity of 60 days or less.

Each Portfolio's ability to achieve its investment objective depends, at least in part, on the quality and maturity of its investments. The Portfolios invest in high quality obligations, but an investment in any of the Portfolios involves risks. Although each Portfolio's policies are designed to maintain a stable net asset value of $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value were substantial, a Portfolio's net asset value could deviate from $1.00.

Unless otherwise indicated, each Portfolio may invest in the securities and engage in the transactions described below.

SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS (APPLICABLE TO GENERAL MONEY MARKET PORTFOLIO ONLY)

The General Money Market Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks. Euro and Yankee dollar investments involve risks that are different from investments in securities of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Although the Sub-Adviser carefully considers these factors when making investments, and subject to its policy on concentration, the Portfolio does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country. The Portfolio will not invest 25% or more of its assets in Euro and Yankee dollar investments and obligations of foreign branches of foreign banks.

                             PORTFOLIO TRANSACTIONS

The Sub-Adviser makes decisions to buy and sell securities for each Portfolio, selects broker-dealers and negotiates commission rates. The selection of broker-dealers is generally made based upon the price, quality of execution services and/or research provided. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. Since purchases and sales of portfolio securities by the Portfolios are usually principal transactions, the Portfolios incur little or no brokerage commissions.

The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolios may also purchase securities from underwriters at prices, which include a commission paid by the issuer to the underwriter.

Each Portfolio requires that investments mature (or are deemed to mature) within 397 days or less. The amortized cost method of valuing portfolio securities requires that each Portfolio maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Portfolios' net income or expenses. Each Portfolio may seek to profit from short-term trading, and may not always hold portfolio securities to maturity.

The Sub-Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Sub-Adviser may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services, which are deemed by the Sub-Adviser to be beneficial to the Portfolios' investment program. Certain research services furnished by dealers may be useful to the Sub-Adviser's clients other than the Portfolios. Similarly, any research services received by the Sub-Adviser through placement of portfolio transactions of other clients may be of value to the Sub-Adviser in fulfilling its obligations to the Portfolios. The Sub-Adviser is of the opinion that the material received is beneficial in supplementing its research and analysis, and therefore, may benefit the Portfolios by improving the quality of its investment advice. The advisory fee paid by the Portfolios is not reduced because of the receipt of such services.

The Sub-Adviser and its affiliates may manage other investment accounts, some of which may have objectives similar to that of the Portfolios. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. Also, the timing and amount of purchase by each account may be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of each Portfolio and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Portfolios and such accounts in a manner deemed equitable by the Sub-Adviser. The Sub-Adviser may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of each Portfolio would be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of each Portfolio to obtain or dispose of the full amount of security, which it seeks to purchase or sell.

                        VALUATION OF PORTFOLIO SECURITIES

Each Portfolio values its investments on the basis of amortized cost, which involves valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization to maturity of any premium. The amortized cost value of an instrument may be higher or lower than the price a Portfolio would receive if it sold the instrument. During periods of declining interest rates, each Portfolio's yields based on amortized cost may tend to be higher than a yield based on market prices and estimates of market prices. A new shareholder in a Portfolio would then be able to obtain a somewhat higher yield than would result from investment in a fund using solely market quotations to determine its net asset value per share while existing shareholders would receive less investment income. In a period of rising interest rates, the converse would apply. The valuation of a Portfolio's instruments based upon amortized cost and the maintenance of its net asset value per share at $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Each Portfolio must adhere to certain conditions under Rule 2a-7.

The Trustees have established procedures designed to stabilize each Portfolio's net asset value per share calculated on the basis of amortized cost. The Trustees review each Portfolio's holdings, at such intervals as they may deem appropriate, to determine whether net asset value per share calculated by using available market quotations would deviate from $1.00. The Trustees have agreed to take such corrective action as they may deem necessary and appropriate, if any such deviation would result in material dilution or otherwise would be unfair to shareholders. This may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing net asset value per share by using available market quotations.

                                   PERFORMANCE

From time to time, each Portfolio of the Trust advertises its yield and effective yield for each class of shares in advertisements or in reports or other communications with shareholders and others. Both yield figures are based on historical earnings and are not intended to indicate future performance.


The standardized annualized seven-day yield for each Portfolio for a class of shares is computed by: (1) determining the net change exclusive of capital changes, in the value of a hypothetical pre-existing account in a Portfolio having a balance of one share of the relevant class at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account in each Portfolio includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Portfolio to all shareholder accounts in proportion to the length of the base period, other than nonrecurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged would be computed with respect to the Portfolio's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The yields for each Portfolio for the seven-day period ended August 31, 2005 were:

Portfolio                                                     Yield
---------                                                     -----

U.S. Treasury Money Market Portfolio - Class A                ____%
U.S. Treasury Money Market Portfolio - Class B                ____%
U.S. Treasury Money Market Portfolio - Class D                ____%
U.S. Treasury Money Market Portfolio - Class E                ____%
General Money Market Portfolio - Class A
General Money Market Portfolio - Class B                      ____%
General Money Market Portfolio - Class D                      ____%
General Money Market Portfolio - Class E                      ____%
Tax-Exempt Money Market Portfolio - Class A                   ____%
Tax-Exempt Money Market Portfolio - Class B                   ____%

The effective compound yield quotation for each Portfolio and class is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The effective yields for each Portfolio for the seven-day period ended August 31, 2005 were:

Portfolio                                                     Yield
---------                                                     -----

U.S. Treasury Money Market Portfolio - Class A                ____%
U.S. Treasury Money Market Portfolio - Class B                ____%
U.S. Treasury Money Market Portfolio - Class D                ____%
U.S. Treasury Money Market Portfolio - Class E                ____%
General Money Market Portfolio - Class A                      ____%
General Money Market Portfolio - Class B                      ____%
General Money Market Portfolio - Class D                      ____%
General Money Market Portfolio - Class E                      ____%
Tax-Exempt Money Market Portfolio - Class A                   ____%
Tax-Exempt Money Market Portfolio - Class B                   ____%

In addition to the current yield, the Portfolios may quote yields in advertising based on any historical seven-day period.

Yield information may be useful in reviewing each Portfolio's performance and for providing a basis for comparison with other investment alternatives. Each Portfolio's yield will fluctuate, unlike investments, which pay a fixed yield for a stated period of time. Investors should give consideration to the quality and maturity of portfolio securities of the respective investment companies when comparing investments.


In addition, the Tax-Exempt Money Market Portfolio may calculate a "tax equivalent yield" and "tax equivalent effective yield" for each class of shares. The tax equivalent yield shows the taxable yield an investor would have to earn, before taxes, to equal the class's tax-free yield. The tax equivalent yield for the class is computed by dividing that portion of the class's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the class's computed yield that is not tax-exempt. Based upon the maximum 2005 federal income tax rate of 35%, the tax equivalent yields for Class A and B of Tax-Exempt Money Market Portfolio for the seven day periods ended August 31, 2005 were:

Portfolio                                                     Yield
---------                                                     -----

Tax-Exempt Money Market Portfolio - Class A                   ____%
Tax-Exempt Money Market Portfolio - Class B                   ____%

The tax equivalent effective yield for the class is computed by dividing that portion of the class's effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the class's computed effective yield that is not tax-exempt. Based upon the maximum 2005 federal income tax rate of 35%, the tax equivalent effective yields for Classes A and B of Tax-Exempt Money Market Portfolio for the seven day periods ended August 31, 2005 were:

Portfolio                                                     Yield
---------                                                     -----

Tax-Exempt Money Market Portfolio - Class A                   ____%
Tax-Exempt Money Market Portfolio - Class B                   ____%


Tax equivalent and tax equivalent effective yields assume the payment of federal income taxes at a rate of 35.0% or another applicable stated rate. Of course, no assurance can be given that any of the classes of shares of the Tax-Exempt Money Market Portfolio will achieve any specific tax-exempt yield. While the Portfolio invests principally in obligations the interest from which is exempt from federal income tax, other income received by the Portfolio may be taxable.

From time to time, in advertisements or in reports to shareholders, the yields of the Portfolios, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. The Portfolios may compare their performance or the performance of securities in which they may invest to: IBC/Donoghue's Money Fund Average (TM)/Total Institutions Only Average; Government Only Institutions Only; and Tax-Free Institutions Only, which are average yields of various types of money market funds that include the effect of compounding distributions. The Portfolios' yield data may be reported in national financial publications including, but not limited to, "Money Magazine", "Forbes", "Barron's", "The Wall Street Journal" and "The New York Times", or in publications of a local or regional nature.

Each Portfolio may also compare its performance to other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report(R) of Holliston, MA 01746, or by Lipper Analytical Services, Inc. (Lipper, sometimes referred to as Lipper Analytical Services), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Each Portfolio may compare its performance to the yields or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Salomon Brothers Inc., a broker-dealer firm; and other fixed-income investments such as Certificates of Deposit (CDs). The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas each Portfolio's yield will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds, and the Portfolios in particular, are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives. The Portfolios may reference the growth and variety of money market mutual funds and the Manager's or Sub-Adviser's skill and participation in the industry.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing each Portfolio's net asset value per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

The Trust is open for business and its net asset value per share is calculated every day that both the Boston and New York Federal Reserve Banks and the New York Stock Exchange (NYSE) are open. On any day when either the Boston or New York Federal Reserve Bank or the NYSE closes early, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. To the extent that the Portfolios' securities are traded in other markets on days when the Boston and New York Federal Reserve Bank or the NYSE is closed, the Portfolios' net asset value per share may be affected when investors may not purchase or redeem shares.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS. Dividends paid by Trust will not normally qualify for the dividends-received deduction available to corporations, since the Portfolios' income is primarily derived from interest income and short-term capital gains. Depending upon state law, a portion of each Portfolio's dividends attributable to interest income derived from U.S. Government Obligations may be exempt from state and local taxation. The Portfolios will provide information on the portion of each Portfolio's dividends, if any, that qualifies for this exemption.

Dividends derived from the Tax-Exempt Money Market Portfolio's tax-exempt income are not subject to federal income tax, but must be reported to the IRS by shareholders. Exempt-interest dividends are included in income for purposes of computing the portion of social security and railroad retirement benefits that may be subject to federal tax. If the Portfolio earns taxable income or capital gains from its investments, these amounts will be designated as taxable distributions. Dividends derived from taxable investment income and short-term capital gains are taxable as ordinary income.

The Tax-Exempt Money Market Portfolio will send a tax statement showing the amount of tax-exempt distributions for the previous calendar year by January 31st.

Each Portfolio's distributions are taxable when they are paid, except that distributions declared in October, November or December to shareholders of record in those months and paid in January of the following year are taxable as if paid on December 31st.

CAPITAL GAINS DISTRIBUTIONS. The Portfolios may distribute capital gains once a year or more often as necessary to maintain their net asset value per share at $1.00 or to comply with distribution requirements under federal tax law. The Portfolios do not anticipate earning long-term capital gains on securities held.

                            TAX STATUS OF THE TRUST.

Each Portfolio intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), so that each Portfolio will not be liable for federal income or excise taxes on net investment income, net long-term or capital gains to the extent that these are distributed to shareholders in accordance with applicable provisions of the Code.

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust are listed below. Each Trustee that is an "interested person" (as defined by the 1940 Act) by virtue of his affiliation with the Trust, or the Manager or the Distributor, is indicated by an asterisk (*). Denis and Brenden Curcio are the sons of Richard Curcio.

                             Position Held    Principal Occupations During
Name, Age and Address        With Trust       the Past Five Years

JOHN S. CULBERTSON, 74       Trustee          Retired. Trust Consultant with
1995 Lake Marshall Drive                      Fidelity Investments Institutional
Gibsonia, PA 15044                            Services Co. from 1990 t0 1993.

RUFUS C. CUSHMAN, JR., 71    Trustee          Retired. Money Manager with
10 Corn Point Road                            Fidelity Management & Research
Marblehead, MA 01945                          Corp. from 1968 to 1994.

RICHARD F. CURCIO*, 57       President,       Founded Integrity Investments Inc
221 Pensacola Road           Trustee,         (a broker/dealer) and Integrity
Venice, FL 34285             Chairman of      Management & Research, Inc. (an
                             the Board        investment adviser) in 1992, and
                                              is currently President and
                                              Director of each. Senior Vice
                                              President/Regional Manager for
                                              Fidelity Institutional Services
                                              Company from 1987 to 1992.
                                              Associated with Fidelity
                                              Distributors from 1979 to 1992.

H. WILLIS DAY, JR., 79       Trustee          Retired. Former Senior Vice
35 Beach Avenue                               President of Southeast Bank, FLA,
Kennebunk Beach, ME 04043                     N.A.

ROGER F. DUMAS, 69           Trustee          Private investor since 1987.
151 Tremont Street
Boston, MA 02111

KENNETH J. PHELPS*, 63       Trustee          President, Principal and Director
5545 Cross Gate Court, N.W.                   of Reliance Trust Company,
Atlanta, GA 30327                             Atlanta, GA since 1992. Chairman,
                                              Chief Executive Officer and
                                              Director, C&S/Sovran Trust
                                              Company, Inc. from 1987 to 1992.

DENIS R. CURCIO, 28          Vice President,  Operations Manager of Integrity
221 Pensacola Road           Secretary &      Investments, Inc. since 1998.
Venice, FL 34285             Treasurer

BRENDEN R. CURCIO, 32        Vice President   Vice President of Sales of
221 Pensacola Road                            Integrity Investments, Inc. since
Venice, FL 34285                              1994.


The Trust pays each Trustee who is not affiliated with the Manager or the Sub-Adviser (the "Independent Trustees") an annual fee of $2,000 plus $2,000 for each meeting attended and reimburses travel and other expenses incurred in attending such meetings. The Trust's officers and Trustees who are affiliated with the Manager or the Sub-Adviser are paid by the Manager. During the fiscal year ended August 31, 2005, the Trust paid an aggregate of $40,000 to the Independent Trustees. The following table shows compensation by Trustee for the fiscal year ended August 31, 2005.


                               COMPENSATION TABLE

                                               Pension or
                                               Retirement
                          Aggregate             Benefits             Estimated
                        Compensation           Accrued as             Annual
Name of Person              from              Part of Fund         Benefits upon
Position                  The Trust             Expenses            Retirement

John S. Culbertson         $10,000                None                 None
Trustee

Rufus C. Cushman           $10,000                None                 None
Trustee

Richard F. Curcio            None                 None                 None
President, Trustee
Chairman of the
Board of Trustees

H. Willis Day, Jr.         $10,000                None                 None
Trustee

Roger F. Dumas             $10,000                None                 None
Trustee

Kenneth J. Phelps            None                 None                 None
Trustee

As of November 30, 2005, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust except that the Trustees and officers of the Trust, as a group, may be deemed to have beneficially owned 100% of the Class B shares of the Tax-Exempt Money Market Portfolio, the Class B shares of the U.S. Treasury Income Portfolio, the Class C and D shares of the General Money Market Portfolio and Class C of the U.S. Treasury Money Market Portfolio.

The following table outlines the dollar range of equity securities beneficially owned by each Trustee for the year ended December 31, 2004:

                                       DOLLAR RANGE OF EQUITY SECURITIES
        NAME OF TRUSTEE           IN THE PORTFOLIOS             IN THE TRUST

      John S. Culbertson                 None                        None

      Rufus C. Cushman                   None                        None

      Richard F. Curcio                  None                        None

      H. Willis Day, Jr.                 None                        None

      Roger F. Dumas                     None                        None

      Kenneth J. Phelps                  None                        None

The Board's Audit Committee is made up of Messrs. Culbertson, Cushman, Day and Dumas. The Audit Committee is responsible for: considering management's recommendations of independent registered public accounting firms and evaluating such accountants' performance, cost and financial stability; reviewing the scope of audit plans prepared by the independent accountants and management; and reviewing, with the independent accountants and management, the financial statements contained in reports to shareholders. During the fiscal year ended August 31, 2005, the Board met four times and the Audit Committee met four times.


                         INVESTMENT ADVISORY AGREEMENTS

Pursuant to a Management Agreement between Integrity Research and each Portfolio (the "Management Agreement"), the Manager provides day-to-day investment advisory services to each Portfolio. Reich & Tang serves as Sub-Adviser to the Portfolios and, subject to the supervision of the Trustees and of the Manager, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. The Manager, subject to the general supervision of the Board and in accordance with the investment objective, policies and restrictions of each Portfolio, also provides the Portfolios with ongoing investment guidance, policy direction and monitoring of the Sub-Adviser pursuant to a sub-advisory agreement between Integrity Research and Reich & Tang (the "Sub-Advisory Agreement"). The

Manager is a Massachusetts business trust with principal offices at 221 Pensacola Road, Venice, Florida 34285, and as of November 30, 2005, managed approximately $___ million in assets. The Sub-Adviser is a Delaware limited partnership with principal offices at 600 Fifth Avenue, New York, New York 10020. In addition to the Trust, the Sub-Adviser acts as investment manager and administrator of other investment companies and also advises pension trusts, profit sharing trusts and endowments.


Reich & Tang is a registered investment adviser whose origins date back to 1970. Reich & Tang is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies is the limited partner and owner, through Nvest Holdings, of a 99.5% interest in Reich & Tang. Reich & Tang Asset Management, Inc. is the sole general partner and owner of the remaining 0.5% interest of Reich & Tang, as well as being an indirect wholly-owned subsidiary of Nvest Companies. Nvest Companies' general partner, CDCAM North America, LLC ("CDCAM NA LLC"), is a wholly-owned subsidiary of CDC Asset Management North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management S.A., a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by the French Government legislation and currently is supervised by the French Parliament. CDCAM NA had more than $____ billion in assets under management or administration as of September 30, 2005.

The Investment Advisory Agreements will continue in effect for more than two years, provided that the continuance is approved annually (i) by the holders of a majority of a Portfolio's outstanding voting securities or by the Board and
(ii) by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreements may be terminated on 60 days' written notice any such party and will terminate automatically if assigned.

On June 22, 2005, the Board approved the continuation of the Management Agreement with Integrity Research and Sub-Advisory Agreement between Integrity Research and Reich & Tang, as described more fully below (collectively, the "Advisory Agreements"). In determining whether to approve the continuation of the Advisory Agreements, the Board requested and received from Integrity Research information that the Board believed to be appropriate, reasonable and necessary to reach a determination regarding the continuation of the Advisory Agreements, including the information described below.

Although investment performance was a factor in determining whether the Advisory Agreements should be continued, the Board also considered other factors in evaluating the fairness and reasonableness of the compensation to be paid to Integrity Research and Reich & Tang. The Board carefully evaluated the information requested and was advised by legal counsel to the Portfolios and the Non-Interested Trustees with respect to the Board's deliberations regarding the Advisory Agreements. In considering the Advisory Agreements, the Board considered information regarding: (i) each Portfolio's investment performance during the previous year and for all relevant prior periods, including how effectively each Portfolio tracked its respective index; (ii) each Portfolio's total expenses; (iii) the nature, quality and extent of the services provided to the Portfolios under the Advisory Agreements; (iv) the requirements of the Portfolios for the services provided by Integrity Research and Reich & Tang; (v) the fees payable for the services and other benefits derived by Integrity Research and Reich & Tang from their relationship with the Portfolios; (vi) the portfolio management process, personnel, systems, operations, quality, reputation and financial condition of Integrity Research and Reich & Tang (including Integrity Investment's profitability with respect to its relationship with the Portfolios); (vii) current economic and industry trends; and (viii) the historical relationship between each of the Portfolios and Integrity Research and Reich & Tang.

In evaluating each Portfolio's investment performance and advisory fees, the Board reviewed information compiled by an independent third party that compared each Portfolio's expense ratio, investment advisory fee and performance with comparable mutual funds. Current management fees under the Advisory Agreements were reviewed in the context of: (i) the nature and high quality of the investment advisory services provided by Integrity Research and Reich & Tang, including the high quality of the services provided; (ii) Integrity Investment's profitability with respect to each Portfolio, (iii) each Portfolio's historic performance, including the extent to which each Portfolio successfully achieved its stated investment objective (i.e., how closely each Portfolio tracked its respective index); (iv) Integrity Investment's and Reich & Tang's commitment to the management of the Portfolios; and (v) investment advisory fees paid by each Portfolio, discussed in further detail below.

In approving the continuation of the Advisory Agreements, the Board noted the following factors, among others, as the basis for its determination: The terms of the Advisory Agreements, including the services to be provided to the Portfolios and the advisory fees payable by the Portfolios, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Advisory Agreements did not increase investment advisory fees payable by any Portfolio or overall operating expenses of any Portfolio over historical fee and expense levels. Integrity Research and Reich & Tang have historically provided high-quality services in their management of the Portfolios and are committed to the successful operation of the Portfolios. Based upon the information provided to the Board, the Board expected that Integrity Research and Reich & Tang would continue to provide high-quality services to the Portfolios. The Board also noted that the Portfolios have continued to closely track the performance of their respective benchmarks.

Based upon their review of the information requested and provided, and following extensive discussions with Integrity Research as well as private deliberations by the Non-Interested Trustees concerning the information, the Board determined that continuing the Advisory Agreements was consistent with the best interests of the Portfolios and their shareholders. Consequently, the Board unanimously approved the Advisory Agreements for an additional annual period.


The Manager pays all the Portfolio expenses with the following exceptions: The fees and expenses of the Trustees who are not "interested persons" of the Trust; interest on borrowings; taxes; expenses incurred by Class B, Class C, Class D and Class E shares pursuant to the Distribution and Shareholder Servicing Plans, if any; and such extraordinary non-recurring expenses as may arise, including litigation to which the Trust may be party, and any obligation it may have to indemnify its officers and Trustees with respect to such litigation.

For managing its investment and business affairs, each Portfolio pays to the Manager the fees set forth in the Prospectuses. The Manager pays the Sub-Adviser the fee set forth in the Prospectuses.

For the fiscal year listed, the Portfolio paid the Manager:

--------------------------------------------------------------------------------
               U.S. Treasury     U.S. Treasury        General
Fiscal Year    Money Market         Income         Money Market      Tax-Exempt
Ended            Portfolio         Portfolio         Portfolio      Money Market
--------------------------------------------------------------------------------

8/31/2005       $  _______        $  _______        $  _______       $  _______


8/31/2004       $  836,116        $        0        $  965,507       $  326,755

8/31/2003       $1,080,813        $        0        $1,352,128       $  381,550
--------------------------------------------------------------------------------

For the fiscal year listed, the Manager paid the Sub-Adviser:

--------------------------------------------------------------------------------
               U.S. Treasury     U.S. Treasury        General
Fiscal Year    Money Market         Income         Money Market      Tax-Exempt
Ended            Portfolio         Portfolio         Portfolio      Money Market
--------------------------------------------------------------------------------

8/31/2005       $  _______        $  _______        $  _______       $  _______


8/31/2004       $  226,804        $        0        $  261,525       $   88,718

8/31/2003       $  281,405        $        0        $  351,642       $   99.181

                  ADMINISTRATION AGREEMENT AND OTHER CONTRACTS

ADMINISTRATOR. The Bank of New York, 101 Barclay Street, New York, New York 10286, serves as Administrator to the Trust pursuant to an administrative agreement dated September 1, 2001 (the "Administration Agreement") between the Trust and The Bank of New York. The Administration Agreement is subject to the termination provisions contained therein and contains provisions limiting the liability of The Bank of New York and requiring its indemnification by the Trust. Pursuant to the Administration Agreement, The Bank of New York provides the Trust with general office facilities and supervises the overall administration of the Trust, including among other responsibilities, assisting in the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations and arranging for the maintenance of books and records of the Trust. The Bank of New York provides persons (including officers or other employees of The Bank of New York or its affiliates) satisfactory to the Board of Trustees to serve as officers of the Trust. The Bank of New York provides a variety of services to financial institutions including mutual fund administration. Pursuant to the Administration Agreement, The Bank of New York is entitled to compensation at the following annualized rate for each Portfolio, subject to an annual minimum fee of $115,000 for up to five classes for each Portfolio: 0.010% for each Portfolio's average daily net assets up to $1 billion; and 0.0075% for each Portfolio's average daily net assets in excess of $1 billion.


CUSTODIAN. The Bank of New York, ("Custodian") 101 Barclay Street, New York, New York 10286, is the Custodian for each Portfolio under custodian agreements with respect to each Portfolio.


FUND ACCOUNTING SERVICES. The Bank of New York provides certain Fund accounting services pursuant to a Fund Accounting Agreement Dated September 1, 2001 (the "Fund Accounting Agreement") between the Trust and The Bank of New York. The Fund Accounting Agreement's provisions for termination, limitation of liability and indemnification are similar to the Trust's Administration Agreement. Under the Fund Accounting Agreement, The Bank of New York maintains all Trust books and records required under Rule 31a-1 under the Investment Company Act of 1940, as amended, performs daily accounting services and provides additional fund reporting and record keeping services. Pursuant to the Fund Accounting Agreement, The Bank of New York is entitled to receive a fee for each Portfolio (except U.S. Treasury Income Portfolio) in accordance with the following schedule, subject to an annual minimum fee of $200,000 for up to five classes for each Portfolio: 0.025% of each Portfolio's average daily net assets up to $1 billion; and 0.020% of each Portfolio's average daily net assets in excess of $1 billion up to $1.5 billion; and 0.015% of each Portfolio's average daily net assets in excess of $1.5 billion up to $2 billion; and 0.010% of each Portfolio's average daily net assets in excess of $2 billion.

TRANSFER AGENT. Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806, serves as the transfer agent and dividend-disbursing agent for the Trust pursuant to a separate agreement.

DISTRIBUTOR. Integrity Investments, Inc. (the "Distributor"), located at 221 Pensacola Road, Venice, Florida 34285, sells shares of each Portfolio as agent on behalf of the Trust at no additional cost to the Trust.


DISCLOSURE OF PORTFOLIO HOLDINGS The Prospectuses describe the times at which the Portfolio's portfolio holdings are published. In addition, the Portfolio may selectively disclose its portfolio holdings prior to publication to third parties, including the Portfolio's distributor, administrator, custodian, transfer agent, fund accountant, independent accounting firm and proxy voting agent, under the following conditions. Prior to disclosure, the President of the Trust must conclude that there is a "legitimate business reason" for such disclosure and the third party must agree in writing to: (a) limit the use of the portfolio holdings to the approved "legitimate business reason;" (b) keep the portfolio holdings confidential; and (c) prohibit its employees from trading based upon that information in accounts in which they have a beneficial interest. In addition, any such agreement must describe any compensation to be paid to the Portfolio or any "affiliated person" of the Manager or Distributor, including any arrangement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Manager or by any "affiliated person" of the Manager or Distributor.

The Board and the Trust's Chief Compliance Officer ("CCO") review the adequacy and effectiveness of this policy (and any related procedures) at least annually. Also, the Board will consider any changes to the policy and procedures recommended by the CCO. The Manager (and other service providers) may establish additional procedures to implement this policy. These additional procedures may be changed without the approval of the Board.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS. The Trustees of the Trust have adopted a Distribution and Shareholder Servicing Plan for the Class A shares and Class B shares, a Distribution and Shareholder Servicing Plan for the Class C shares, a Distribution and Shareholder Servicing Plan for the Class D shares and a Distribution and Shareholder Servicing Plan for Class E shares (collectively, the "Plans") of each Portfolio of the Trust pursuant to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is intended primarily to result in the sale of shares of the fund except pursuant to a plan adopted by the fund under the Rule. The Trustees have adopted the Plans to allow each Portfolio to incur certain expenses that might be considered to constitute direct or indirect payment of distribution expenses. Under the Plans, each Portfolio, subject to Trustee authorization, may pay the Distributor a monthly fee to compensate it for expenses it bears and services it provides in the distribution of shares and the provisions of shareholder support services. The fees that may be paid by the respective classes of the Portfolios under the Plans are set forth in the respective Prospectuses. For the fiscal year ended August 31, 2005, the following fees where paid by each Portfolio pursuant to their respective Plans:


                              DISTRIBUTION EXPENSES

                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                      CLASS A    CLASS B    CLASS D    CLASS E


Advertising                           $          $          $          $
Printing & Mailing                    $          $          $          $
Payments to underwriters              $          $          $          $
Payments to brokers or dealers        $          $          $          $
Direct payments to sales personnel    $          $          $          $
Payments to banks and S&L's           $          $          $          $
Other uses including payments to
   investment adviser separate
   from advisory fee                  $          $          $          $
Unallocated payments made for a
   combination of such services       $          $          $          $

TOTAL                                 $          $          $          $

                         GENERAL MONEY MARKET PORTFOLIO

                                      CLASS A    CLASS B    CLASS D    CLASS E


Advertising                           $          $          $          $
Printing & Mailing                    $          $          $          $
Payments to underwriters              $          $          $          $
Payments to brokers or dealers        $          $          $          $
Direct payments to sales personnel    $          $          $          $
Payments to banks and S&L's           $          $          $          $
Other uses including payments to
   investment adviser separate
   from advisory fee
Unallocated payments made for a
   combination of such services

TOTAL                                 $          $          $          $


                        TAX EXEMPT MONEY MARKET PORTFOLIO

                                      CLASS A    CLASS B    CLASS D    CLASS E


Advertising                           $          $          $          $
Printing & Mailing                    $          $          $          $
Payments to underwriters              $          $          $          $
Payments to brokers or dealers        $          $          $          $
Direct payments to sales personnel    $          $          $          $
Payments to banks and S&L's           $          $          $          $
Other uses including payments to
   investment adviser separate
   from advisory fee                  $          $          $          $
Unallocated payments made for a
   combination of such services       $          $          $          $

TOTAL                                 $          $          $          $


The Plans also recognize that the Manager, the Sub-Adviser and the Distributor may each use its fees and other resources to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares. Distribution-related services include, but are not limited to, the following: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available on the service organization's premises; acting as liaison between shareholders and the Portfolios, including obtaining information from the Portfolios and providing performance and other information about the Portfolios; and providing additional personal services and/or shareholder account maintenance services or additional distribution-related services.

The Plans have been approved by the Trustees. As required by the Rule, the Trustees considered all pertinent factors relating to the implementation of the Plans prior to their approval, and have determined that there is a reasonable likelihood that the Plans will benefit Class A, Class B, Class C, Class D and Class E shares of each Portfolio and its shareholders. To the extent that the Plans give the Manager and Distributor greater flexibility in connection with the distribution of shares of the Portfolios, additional sales of the Portfolios' shares may result.

                            DESCRIPTION OF THE TRUST

TRUST ORGANIZATION. The U.S. Treasury Money Market Portfolio, U.S. Treasury Income Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio are portfolios of The Valiant Fund (the "Trust"). There are presently four Portfolios of the Trust, each of which offers Class A, Class B, Class C, Class D and Class E shares. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated January 29, 1993 (the "Trust Declaration"). A copy of the Trust Declaration is on file with the Secretary of The Commonwealth of Massachusetts. The Trust, a diversified, open-end management investment company, is not required to hold annual meetings of shareholders and does not intend to hold shareholder meetings unless required by the 1940 Act. Holders of shares representing 10% or more of the outstanding shares of the Trust may call a meeting for the purpose of voting on the removal of one or more Trustees. Special meetings may be called for the purpose of conducting specific items of Trust business.

Shareholders receive one vote for each dollar (or a proportionate fractional vote for each fraction of a dollar) of net asset value per share owned. The shares of each Portfolio are classified into five classes. Each Portfolio votes separately with respect to issues affecting only that Portfolio. Holders of a particular class of shares have the exclusive right to vote on matters submitted to shareholders pertaining only to that class. Pursuant to the Trust Declaration, the Trustees have the authority to create additional Portfolios and to issue additional classes of shares for each Portfolio of the Trust, subject to receipt of any required regulatory approval. Shareholders may direct any questions they may have about the Trust to the Distributor at 1-800-828-2176.

The assets of the Trust received for the issue or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the books of account, and are to be charged with the liabilities with respect to such Portfolio and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Portfolios except where allocations of direct expense or class specific expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which expenses are allocable to a given Portfolio or class thereof, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Trust, shareholders of each class of each Portfolio are entitled to receive the underlying assets of such class of such Portfolio available for distribution.

SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation or instrument entered into or executed by the Trust or the Trustees shall include a provision limiting the obligations created thereby to the Trust and its assets. The Declaration of Trust provides for indemnification out of each Portfolio's property of any shareholders held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that each Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability to shareholders is remote.

The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

VOTING RIGHTS. Each Portfolio's capital consists of shares of beneficial interest. The shares have no preemptive or conversion or exchange rights; the voting and dividend rights, and the right of redemption are described in the Prospectuses. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Holders of shares representing 10% or more of the votes represented by all outstanding shares of the Trust or a Portfolio may, as set forth in the By-Laws, call meetings of the Trust or a Portfolio or Class for any purpose related to the Trust or a Portfolio, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of shares representing a majority of the votes represented by all outstanding shares of the Trust or the Portfolio. If not so terminated, the Trust and the Portfolios will continue indefinitely.


PRINCIPAL HOLDERS OF SECURITIES. As of November 30, 2005, to the knowledge of the Trust's Management, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of a Portfolio.

                                                     SHARES          PERCENT

U.S. TREASURY MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Class A Shares    Reliance Trust Company             ______          ______%
                  P.O. Box 48449
                  Atlanta, GA  30362
--------------------------------------------------------------------------------
                  Integrity Investments              ______          ______%
                  221 Pensacola Rd.
                  Venice, FL 34285
--------------------------------------------------------------------------------
Class B Shares    Hare & Co.                         ______          ______%
                  One Wall Street
                  New York, NY 10286

                  Wachovia Bank, N.A.                ______          ______%
                  1525 West Wt Harris Blvd
                  Charlotte, NC  28288
--------------------------------------------------------------------------------
Class D Shares    Wachovia Bank, N.A.                ______          ______%
                  1525 West Wt Harris Blvd
                  Charlotte, NC  28288

                  Hare & Co.                         ______          ______%
                  One Wall Street
                  New York, NY  10286
--------------------------------------------------------------------------------
Class E Shares    Hare & Co.                         ______          ______%
                  One Wall Street
                  New York, NY 10286

                  Wachovia Bank, N.A.                ______          ______%
                  1525 West Wt Harris Blvd
                  Charlotte, NC  28288

                  National City Bank                 ______          ______%
                  P.O. Box 94984
                  Cleveland, OH 44101-4984
--------------------------------------------------------------------------------

GENERAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Class A Shares    Wachovia Bank, N.A.                ______          ______%
                  1525 West Wt Harris Blvd
                  Charlotte, NC  28288

                  Reliance Trust Company             ______          ______%
                  P.O. Box 48449
                  Atlanta, GA 30362
--------------------------------------------------------------------------------
Class B Shares    Reliance Trust Company             ______          ______%
                  P.O. Box 48449
                  Atlanta, GA  30362
--------------------------------------------------------------------------------
Class D Shares    Reliance Trust Company             ______          ______%
                  P.O. Box 48449
                  Atlanta, GA 30632
--------------------------------------------------------------------------------
Class E Shares    Reliance Trust Company             ______          ______%
                  P.O. Box 48449
                  Atlanta, GA  30362

                  National City Bank                 ______          ______%
                  P.O. Box 94984
                  Cleveland, OH 44101-4984
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
Class A Shares    Wachovia Bank, N.A.                ______          ______%
                  P.O. Box 48449
                  Atlanta, GA  30362
--------------------------------------------------------------------------------
Class B Shares    Reliance Trust Company             ______          ______%
                  P.O. Box 48449
                  Atlanta, GA  30362

                  Reich & Tang Services Inc.         ______          ______%
                  600 5th Avenue
                  New York, NY 10020
--------------------------------------------------------------------------------


* Any person or organization owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) such Portfolio. The Trust has adopted a code of ethics, which contains a policy on personal securities transactions by "access persons." That policy complies, in all material respects, with the recommendations of the Investment Company Institute.


LEGAL COUNSEL. Ropes & Gray LLP, One International Place, Boston, Massachusetts, 02110, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Cohen McCurdy, 826 Westpoint Parkway, Westlake, Ohio 44145 serves as the Trust's independent registered public accounting firm providing services including (1) audit of annual financial statements, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax returns filed on behalf of the Portfolios.

FINANCIAL STATEMENTS. The audited financial statements and the reports of the independent registered public accounting firm thereon, including the financial highlights appearing in each Portfolio's Annual Report to Shareholders for the fiscal year ended August 31, 2005, filed electronically with the SEC, are incorporated herein by reference and made part of this Statement of Additional Information.

                        APPENDIX - DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit agencies. Credit agencies evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Integrity Investments, Inc. (the "Adviser") and Reich & Tang Asset Management L.P. (the "Sub-Adviser") consider security ratings when making investment decisions, they also performs their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the Adviser or Sub-Adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

                    DUFF & PHELPS CREDIT RATING CO. ("DUFF")

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funding, is outstanding and safety is just below risk-free U.S. Treasury obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good Certainty of timely payment. Liquidity facts and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

D-4 Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

D-5 Issuer failed to meet scheduled principal and/or interest payments.

                      STANDARD & POOR'S CORPORATION ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B                 Regarded as having significant speculative characteristics.
                  The obligor currently has the capacity to meet its financial commitment on the obligations; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                             FITCH'S IBCA ("FITCH")

F1 Highest capacity for timely repayment. Those issues rated F1+ possess a particularly strong credit feature.

F2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

F3 Adequate capacity for timely repayment, but more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B Capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

C                 High risk of default or which are currently in default.

                      MOODY'S INVESTORS SERVICE ("MOODY'S")

Prime - 1         Superior ability for repayment.

Prime - 2         Strong ability for repayment.

Prime - 3         Acceptable ability for repayment. The effect of industry
                  characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime         Does not fall within any of the Prime rating categories.

DESCRIPTION OF BANK RATINGS

                                     MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A                 These banks possess exceptional intrinsic financial strength.
                  Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

B                 These banks possess strong intrinsic financial strength.
                  Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

C                 These banks possess good intrinsic financial strength.
                  Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

D These banks possess adequate financial strength, but may be limited by one or more of the following factors: a vulnerable or developing business franchise; weak financial fundamentals; or an unstable operating environment.

E These banks possess very weak intrinsic financial strength, require periodic outside support or suggest an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a business franchise of questionable value; financial fundamentals that are seriously deficient in one or more respects; or a highly unstable operating environment.

DESCRIPTION OF TAXABLE BOND RATINGS

                                       S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB                Less vulnerable to nonpayment than other speculative issues.
                  However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC                Currently highly vulnerable to nonpayment.

C Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D In payment default. Used when payments on the obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also, used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                     MOODY'S

INVESTMENT GRADE

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

C The lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                      FITCH

INVESTMENT GRADE

AAA Highest rating category. The obligor's capacity for timely repayment of principal and interest is extremely strong.

AA                The obligor's capacity for timely repayment is very strong.

A Bonds and preferred stock considered to be investment grade and of high credit quality. The obligor's ability for timely repayment is strong. However, adverse changes in business, economic, or financial conditions are more likely to affect the capacity for timely repayment than obligations in higher rated categories.

BBB The obligor's capacity for timely repayment of principal and interest is adequate. However, adverse changes in business, economic or financial conditions and circumstances are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

NON-INVESTMENT GRADE

BB Obligations for which capacity for timely repayment of principal and interest is uncertain. These obligations are speculative to some degree and capacity for repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

B The obligor's capacity for timely repayment of principal and interest is uncertain. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are far more speculative than those in higher rated categories.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic, or financial conditions and these obligations are far more speculative than those in higher rated categories.

CC Obligations which are highly speculative or which have a high risk of default.

C                 Obligations which are currently in default.

DESCRIPTION OF INSURANCE RATINGS

                                     MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa                These insurance companies offer excellent financial security.
                  Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

                                       S&P

An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA Very Strong financial security characteristics, differing only slightly from those rated higher.

A Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicated the least degree of vulnerability within the range; "CC" the highest.

BB Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC Very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC Extremely weak financial security characteristics and is likely not to meet financial commitments.

R An insurer rated "R" has experienced a REGULATORY ACTION regarding solvency. The rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

NR Not Rated, which implies no opinion about the insurer's financial security.

Plus (+) or       Following ratings from "AA" to "CCC" show relative standing
Minus (-)         within the major rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

                                     MOODY'S

MIG1 & VMIG1      Short-term municipal securities rated MIG1 or VMIG1 are of the best quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2 & VMIG2      These short-term municipal securities rated are of high
                  quality. Margins of protection are ample although not so large as in the preceding group.

MIG3 & VMIG3      Favorable quality. All security elements are accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

MIG4 & VMIG4      This denotes adequate quality protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is a specific risk.

SG                This denotes speculative quality.

                                       S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing, beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2              Satisfactory capacity to pay principal and interest.

SP-3              Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

                                     MOODY'S

Aaa Top-quality preferred stock. This rating indicated good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa High-grade preferred stock. This rating indicated that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa Medium-grade preferred stock, neither highly protected not poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c Lowest rated class of preferred or preference stock. Issues so rated con thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1,2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                       S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

AAA Highest rating. This rating indicated an extremely strong capacity to pay the preferred stock obligations.

AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB, B, CCC        Regarded, on balance, as predominantly speculative with
                  respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC In arrears on dividends or sinking fund payments, but is currently paying.

C                 Nonpaying issue.

D Nonpaying issue with the issuer in default on debt instruments.

N.R. No rating has been requested, insufficient information on which to base a rating, or Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Plus (+) or       To provide more detailed indications of preferred stock
Minus (-)         quality, ratings from AA to CCC may be modified by the
                  addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MUNICIPAL BOND RATINGS (INCLUDING FOREIGN, MORTGAGE AND ASSET-BACKED SECURITIES)

                                       S&P

INVESTMENT GRADE

AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

SPECULATIVE GRADE

BB                Less vulnerable to non-payment than other speculative issues.
                  However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligations.

B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, not likely to have the capacity to meet its financial commitment on the obligation.

CC                Currently highly vulnerable to non-payment.

C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D                 Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

                                     MOODY'S

INVESTMENT GRADE

Aaa Best quality. They carry the smallest degree on investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable margin and principal is secure.

Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NON-INVESTMENT GRADE

Ba These bonds have speculative elements, their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4             Non-investment grade and, therefore, speculative.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibit
Number            Description of Exhibit

(a)               Agreement and Declaration of Trust dated January 29, 1993(1)
(b)               By-laws dated January 29, 1993(1)
(c)               Not Applicable
(d)(1) Management Agreement with Integrity Management & Research, Inc. dated July 29, 1993(1)
(d)(2) Sub-Adviser Agreement between Adviser and Reich & Tang Asset Management, L.P. dated October 30, 2000(2)
(e)               Distribution Agreement dated July 29, 1993(1)
(f)               Not Applicable
(g)(1)            Custody Agreement dated September 1, 1998(4)
(h)(1)            Transfer Agency Agreement dated September 1, 2001(5)
(h)(2)            Administration Agreement dated September 1, 2001(5)
(h)(3)            Fund Accounting Agreement dated September 1, 2001(5)
(h)(4)            Securities Lending Agreement and Guaranty dated July 11, 20036
(i)               Opinion and Consent of Counsel to the Registrant(3)
(j)               Consent of PricewaterhouseCoopers LLP (Independent Auditors)
(k)               None
(l)               Subscription Agreement(1)
(m)(1)            Distribution and Shareholder Servicing Plan for dated July
                  29,1993(1)
(m)(1)(a) Amendment No. 1 to the Distribution and Shareholder Servicing Plan dated December 30, 1993(1)
(m)(1)(b) Amendment No. 2 to the Distribution and Shareholder Servicing Plan dated December 19, 1995(3)
(m)(2) Amendment No. 1 to the Distribution and Shareholder Servicing Plan for Class C Shares dated September 25, 2001(5)
(m)(3) Distribution and Shareholder Servicing Plan for Class D Shares dated December 19, 1995(3)
(m)(4) Distribution and Shareholder Servicing Plan for Class E Shares dated March 16, 1999(3)
(n) Amended and Restated Plan Pursuant for Multiple Class Shares dated March 16, 1999(3)
(o)               Powers of Attorney
(p)               Codes of Ethics - the Portfolios are money market portfolios.

----------
(1) Incorporated herein by reference to Post Effective Amendment No. 6 to the Registration Statement, filed December 19, 1997.
(2) Incorporated herein by reference to Post Effective Amendment No. 12 to the Registration Statement, filed December 22, 2000.
(3) Incorporated herein by reference to Post Effective Amendment No. 10 to the Registration Statement, filed December 28, 1999.
(4) Incorporated herein by reference to Post Effective Amendment No. 7 to the Registration Statement, filed November 24, 1998.
(5) Incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement, filed December 31, 2001.
(6) Incorporated herein by reference to Post Effective Amendment No. 16 to the Registration Statement, filed December 29, 2003.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Article VIII of Registrant's Agreement and Declaration of Trust provides that each of its Trustees and each Officer (and his heirs, executors, and administrators) may be indemnified against all liabilities and expense arising out of the defense or disposition of any action, suit, or other proceeding in which such person may be or may have been involved by reason of being or having been such a Trustee or Officer, except with respect to any matter as to which such person otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, Officers and Controlling Persons of registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) The description of Integrity Management & Research, Inc. (the "Manager") under the caption "Fund Management" in the Prospectus which is Part A to this Registration Statement is incorporated herein by reference. Mr. Curcio is the sole officer of the Manager since October, 1992 and holds no other positions in any business profession or employment.

(b) The description of Reich & Tang Asset Management, LLC ("RTAMLLC") under the caption "Fund Management" in the Prospectus and "Investment Advisory Agreements" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement are incorporated herein by reference.

The Registrant's sub-adviser, RTAMLLC, is a limited liability company that is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCIAMNA"). CDCIAMNA is the managing member and owner of a 99.5% membership interest in RTAMLLC. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% interest in RTAMLLC. In addition to the Fund, the sub-adviser acts as investment manager or sub-adviser of seventeen registered investment companies, of which it acts as administrator for twelve. The sub-adviser also advises pension trusts, profit-sharing trusts and endowments.

(c) To the knowledge of Registrant, none of the directors or officers of Integrity Investments or RTAMLLC is or has been at any time during the past two fiscal years engaged in any other business profession, vocation or employment of a substantial nature, with the exception of the directors and officers of RTAMLLC listed below.

Set forth below are the names and principal businesses of the managers and certain of the senior executive officers of Reich & Tang Asset Management, LLC who are engaged in any other business, profession, vocation or employment of a substantial nature.

1. Peter S. Voss is a Manager of RTAMLLC. Mr. Voss was a Director of Reich & Tang Asset Management, Inc. from July 1994 and President from August 1994 to March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of RTAMLLC). He also is President and Chief Executive Officer of CDCIAMNA; a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US, LLC ("CDCIAMUS"), the general partner of CDCIAMNA; and a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"), the majority interest holder in CDCIAMNA and the sole interest holder in CDCIAMUS. Mr. Voss was President and Chief Executive Officer of Nvest Corporation and its general partner, Nvest, L.P., and Nvest, L.P.'s predecessor from October 992 to October 2000. He is also Chairman of the Board of Directors of CDCIAMNA's subsidiaries other than Loomis, Sayles & Company, L.P. where he serves as a Director and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. CDCIAMNA, CDCIAMUS, and CDCIAMUSC are located at 399 Boylston Street, Boston, MA 02116.

2. G. Neal Ryland is a Manager of RTAMLLC. Mr. Ryland was a Director of Reich & Tang Asset Management, Inc. From July 1994 until March 2001. He is also Executive Vice President and Chief Financial fficer of CDCIAMNA and CDCIAMUSC. Mr. Ryland was Executive Vice President and Chief Financial Officer of Nvest Corporation and Nvest, L.P. from December 1996 to October 2000.

3. Beverly M. Beardon is a Manager of RTAMLLC. She is also Senior Vice President, Human Resources, of CDCIAMNA since 1993.

4. Steven W. Duff is a Manager and President of RTAMLLC and is President and Chief Executive Officer of the Mutual Funds division. Mr. Duff has been associated with RTAMLLC and its predecessors since August 1994. Mr. Duff is President and a Director/Trustee of 9 funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., Principal Executive Officer of Delafield Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. These funds are all located at 600 Fifth Avenue, New York, NY10020.

5. Richard E. Smith, III is a Manager of RTAMLLC and is President and Chief Operating Officer of the Capital Management division. Mr. Smith has been associated with RTAMLLC and its predecessors since July 1994.

6. Richard DeSanctis is Executive Vice President and Chief Financial Officer of RTAMLLC. Mr. DeSanctis has been associated with RTAMLLC and its predecessors since December 1990. Mr. DeSanctis is also Treasurer and Assistant Secretary of 11 funds in the Reich & Tang Fund Complex and Vice President, Treasurer and Assistant Secretary of Cortland Trust, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

7. Rosanne Holtzer is Senior Vice President of the Mutual Funds division of RTAMLLC. Ms. Holtzer has been associated with RTAMLLC and its predecessors since June 1986 and is also Secretary and Assistant Treasurer of 12 funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

8. Richard I. Weiner has been Vice President of RTAM since July 1994, and Vice President of RTAMLP's Capital Management Group since July 1994.

ITEM 27. PRINCIPAL UNDERWRITER

(a) Integrity Investments, Inc. (the "Underwriter") does not act as the principal underwriter of any other investment company.

(b) The following table presents certain information with respect to each director and officer of the Distributor.

NAME AND PRINCIPAL ADDRESS              POSITIONS AND OFFICES
POSITIONS AND OFFICES                   WITH UNDERWRITER
WITH REGISTRANT

Richard Curcio                          President, Director
Integrity Investments, Inc.             President, Chairman of Board of Trustees
871 Venetia Bay Boulevard, Suite 370
Venice, Florida 34292

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rule 31a-1 thereunder will be maintained at the offices of:

(a) Reich & Tang Asset Management L.P., 600 Fifth Ave., New York, NY 10020 (records relating to its functions as sub-investment adviser).

(b) Integrity Investments, Inc. 871 Venetia Bay Boulevard, Suite 370, Venice, FL 34292 (records relating to service as distributor).

(c) The Bank of New York, 101 Barclay Street, New York, NY 10286 (records relating to services as Custodian and Administrator).

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30. UNDERTAKINGS

None.

NOTICE

A copy of the Agreement and Declaration of Trust of The Valiant Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of North Quincy and Commonwealth of Massachusetts on the 20th day of October 2005.


The Valiant Fund


By: /s/ Richard F. Curcio*
    ----------------------
    Richard F. Curcio
    President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement of The Valiant Fund has been signed below by the following persons in the capacities indicated on the 20th day of October 2005.


SIGNATURE                          TITLE                        DATE
---------                          -----                        ----



/s/ Richard F. Curcio*             Trustee and President        October 20, 2005
----------------------
Richard F. Curcio


/s/ John S. Culbertson*            Trustee                      October 20, 2005
-----------------------
John S. Culbertson


/s/ Rufus C. Cushman, Jr.*         Trustee                      October 20, 2005
--------------------------
Rufus C. Cushman, Jr.


/s/ Henry W. Day, Jr.*             Trustee                      October 20, 2005
----------------------
Henry W. Day, Jr.


/s/ Roger F. Dumas*                Trustee                      October 20, 2005
-------------------
Roger F. Dumas


/s/ Kenneth J. Phelps*             Trustee                      October 20, 2005
----------------------
Kenneth J. Phelps



*By: /s/ Richard F. Curcio
     ---------------------
     Richard F. Curcio
     Attorney-in-Fact